‘33 Act File No. 2-73024
‘40 Act File No. 811-3213
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑
Post-Effective Amendment No. 120
☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 121
☑
(Check appropriate box or boxes)
NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1200 RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)
Registrant’s Telephone Number, including Area Code: (484) 530-1300
Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103
It is proposed that this filing will become effective: (check appropriate box)
     ☐      immediately upon filing pursuant to paragraph (b)
     ☑      on May 1, 2008 pursuant to paragraph (b)
     ☐      60 days after filing pursuant to paragraph (a)(1)
     ☐      on [date] pursuant to paragraph (a)(1)
     ☐      75 days after filing pursuant to paragraph (a)(2)
     ☐      on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     ☐      This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Nationwide Variable Insurance Trust
American Funds NVIT Funds

American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

TABLE OF CONTENTS

4	Section 1 – Fund Summaries and Performance
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

21	Section 2 – Fund Details Additional Information about Investments, Investment Techniques and Risks Selective Disclosure of Fund Holdings

26	Section 3 – Fund Management
Investment Adviser to the Master Funds
Master-Feeder Service Provider to the Feeder Funds
Portfolio Management of the Master Funds
Additional Information about the Fund Managers

29	Section 4 – Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plans
Revenue Sharing

33	Section 5 – Distributions and Taxes Dividends and Distributions Tax Status

34	Section 6 – Financial Highlights

AMERICAN FUNDS NVIT FUNDS    1

American Funds NVIT Funds

A QUICK NOTE ABOUT THE FUNDS

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying variable insurance prospectus.

INTRODUCTION TO THE
AMERICAN FUNDS NVIT FUNDS

This Prospectus provides information about five funds (the “Funds”) offered by Nationwide Variable Insurance Trust (“NVIT” or the “Trust”). The following sections summarize key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. Each Fund’s investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in Section 2, Fund Details beginning on page 21. “You” and “your” refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

A NOTE ABOUT SHARE CLASSES

This Prospectus provides information with respect to the following classes of shares of the Funds, which constitute all available share classes at this time:

American Funds NVIT Growth Fund

•	Class II
•	Class VII

American Funds NVIT Global Growth Fund

•	Class II
•	Class VII

American Funds NVIT Growth-Income Fund

•	Class II
•	Class VII

American Funds NVIT Asset Allocation Fund

•	Class II
•	Class VII

American Funds NVIT Bond Fund

•	Class II
•	Class VII

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see Section 4, Investing with Nationwide Funds on page 29.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Reading the Prospectus will help you to decide whether one of these Funds is the right investment for you. You should keep this Prospectus for future reference. Additionally, because these Funds are feeder funds in a master-feeder mutual fund structure, as described below, it is important that you read the enclosed Master Fund prospectus which is provided to you along with the Fund Prospectus.

Master-Feeder Mutual Fund Structure

Each Fund described in this Prospectus operates as a “feeder fund” which means it does not buy individual securities directly. Instead, it invests all of its investment assets in another mutual fund, the “master fund,” which invests directly in individual securities. Each such master fund (each a “Master Fund” and, collectively, the “Master Funds”) is a series of American Funds Insurance Series® (“American Funds”). Therefore, each Fund has the same investment objective and limitations as its corresponding Master Fund in which it invests and the investment return of each Fund corresponds directly to that of its Master Fund. Nevertheless, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its entire investment from its corresponding Master Fund. The differences in objectives and policies among each of the five Master Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Shares of the Master Funds are currently offered only to insurance company separate accounts, as well as feeder funds. Individuals cannot directly purchase shares of the Master Funds.

As feeder funds, the Funds do not have an investment adviser of their own because each Fund’s assets are invested directly in its respective Master Fund’s portfolio which is managed by Capital Research and Management Company (“Capital Research”), the Master Funds’ investment adviser. Under the master-feeder structure, however, each Fund may withdraw its entire investment from its corresponding Master Fund if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the Fund and its shareholders to do so. Prior to such withdrawal, the Board would have to consider what action might be taken, including: (1) the investment of all the assets of the Fund in another pooled investment entity; (2) asking one of the investment adviser affiliates of Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder

2    AMERICAN FUNDS NVIT FUNDS

service provider, to manage the Fund either directly or with a sub-adviser under an agreement between the Trust and Nationwide; (3) or taking any other appropriate action.

Nationwide, as the Funds’ master-feeder service provider, will provide the non-investment management services for the Funds that are normally provided by a fund’s investment adviser with the exception of providing investment advice. For example, Nationwide will provide necessary information to the Board to enable it to make decisions with respect to the investment of Fund assets in the Master Funds, including, for example, monitoring the ongoing investment performance of each Master Fund and providing information to the Board to enable the Board to fulfill oversight responsibilities in this regard. Additionally, Nationwide will provide the necessary analysis, reports and recommendations to the Board of Trustees of the Trust with respect to whether the Board should consider investing the Fund’s assets other than in the Master Funds and recommendations for alternative managers. Nationwide will also monitor the Funds’ other service providers and the level of fees related to each service provider in order to provide the Board with the necessary reports to perform their oversight of the Funds’ service quality and fees. Nationwide will also coordinate with the Master Funds to ensure the Funds’ compliance with regulatory requirements, including, but not limited to, distributing proxy materials to Fund shareholders, obtaining necessary information and materials for various filing requirements, and the composition and filing of Fund registration statements, shareholder reports and other disclosure materials. Additionally, Nationwide will coordinate with the Master Funds on the financial statements and reports for the Funds.

In approving the master-feeder structure, the Board of the Funds considered that the Funds will bear their own fund expenses as well as their pro rata share of each Fund’s Master Fund fees and expenses. The Board noted however that it is anticipated that by investing in the Master Fund’s portfolio, each of which has significant assets, each respective Fund will benefit from the economies of scale enjoyed by shareholders of the relevant Master Fund, including breakpoints in advisory fees, which the Funds could not achieve on their own if they operated as stand alone funds. Therefore, it is anticipated that, despite paying the aggregate fees at the Fund level and at the Master Fund level as shareholders of their respective Master Funds, the aggregate fees and expenses should be less than if the respective Funds were operated as stand alone funds.

Because each Fund invests all of its assets in a Master Fund, the Fund and its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests, with the result that the Fund’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other NVIT Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Funds. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder, including the Funds.

Information about the Master Funds and Capital Research is provided with their permission and is based on information provided by Capital Research or derived from the American Funds.

Funds and Master Funds

Each Master Fund is a series of American Funds Insurance Series®. Each Fund’s corresponding Master Fund is listed below:

Trust Feeder Fund	American Funds Master Fund

American Funds NVIT Growth Fund	Growth Fund

American Funds NVIT Global Growth Fund	Global Growth Fund

American Funds NVIT Growth-Income Fund	Growth-Income Fund

American Funds NVIT Asset Allocation Fund	Asset Allocation Fund

American Funds NVIT Bond Fund	Bond Fund

The American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth-Income Fund, American Funds NVIT Asset Allocation Fund, and American Funds NVIT Bond Fund may each hereinafter be referred to as a ”Feeder Fund” or collectively as the ”Feeder Funds.” Nationwide is considered the master-feeder service provider to the Feeder Funds under the master-feeder structure.

This Prospectus explains the investment objective, risks and strategy of each of the Funds of the Trust, which are identical to each Fund’s respective Master Fund, offered in this Prospectus. Your copy of the Master Funds’ prospectus also explains the Master Funds’ investment objectives, strategies and risks.

AMERICAN FUNDS NVIT FUNDS    3

Section 1  American Funds NVIT Growth Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Growth Fund seeks to make shareholders’ investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the Master Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations, including smaller companies. The Master Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada.

The Master Growth Fund is designed for investors seeking capital appreciation principally through investment in stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss.

Investment of the Fund’s assets in any master fund, including the Master Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the fund manager’s ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Growth Fund, the Fund may be affected by the following risks, among others:

•	PRICE VOLATILITY – the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

•	SELECTION – the portfolio managers of the Master Growth Fund may select securities that underperform the stock market, the Fund’s benchmark index, or other funds with similar investment objectives and strategies.

•	FOREIGN INVESTMENTS – the Master Growth Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

•	GROWTH STYLE – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Master Growth Fund’s performance may suffer and underperform other equity funds that use different investing styles.

•	SMALL-CAP – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Master Growth Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

•	MASTER-FEEDER STRUCTURE – Other “feeder” funds may also invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund. You should also refer to the Master Growth Fund’s prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s statement of additional information, you will also receive, free of charge, a copy of the Master Growth Fund’s statement of additional information.

PLEASE SEE SECTION 2 FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Growth Fund Summary and Performance (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index and two additional indexes showing returns of peer funds. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth Fund in which the Fund invests, adjusted to reflect the net annual Feeder Fund operating expenses in effect on the Commencement Date. If current net annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown.

Annual Total Returns – Class II Shares

(Years Ended December 31)

Best Quarter:	30.54% – 4th qtr. of 1999
Worst Quarter:	-27.26% – 3rd qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class II	11.90%	16.68%	11.24%

Class VII	12.22%	16.62%	11.13%

S&P 500® Index[1]	5.49%	12.83%	5.91%

Lipper Capital Appreciation Funds Index[2]	16.39%	15.18%	6.54%

Lipper Growth Funds Index[3]	7.83%	12.30%	4.76%

1	The Standard & Poor’s 500® Index (“S&P 500”) is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

2	The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

3	The Lipper Growth Funds Index is an equally weighted index of growth funds. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

AMERICAN FUNDS NVIT FUNDS    5

Section 1  American Funds NVIT Growth Fund Summary and Performance (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

Feeder Fund			Master Fund	Aggregate
American				Master-
Funds NVIT			American	Feeder Total
Growth Fund[1]			Growth Fund	Expenses[3]
	Class II	Class VII	Class 1[2]	Class II	Class VII

Management Fees	0.00%	0.00%	0.32%	0.32%	0.32%

Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.00%	0.25%	0.40%

Other Expenses[4]	0.55%	0.32%	0.01%	0.56%	0.33%

Total Annual Fund Operating Expenses	0.80%	0.72%	0.33%	1.13%	1.05%

Less Waiver/ Reimbursement[5]	0.15%	0.15%	N/A	0.15%	0.15%

Net Annual Fund Operating Expenses	0.65%	0.57%	0.33%	0.98%	0.90%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	Capital Research, the Master Growth Fund’s investment adviser, is currently waiving 10% of its management fees. This voluntary waiver will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

3	These shaded columns reflect the aggregate expenses of both the Master Fund and the Fund.

4	“Other Expenses” for the Fund include administrative services fees which currently are 0.23% and 0% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25% for both share classes. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for Class II or Class VII shares because the Fund does not currently sell Class II or Class VII shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.67% and 0.82% for Class II and Class VII shares, respectively.

5	Nationwide has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust, monitoring the ongoing investment performance of the Master Growth Fund, coordinating financial statements with those of the Master Growth Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 26 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2009 and may be renewed at that time.

EXAMPLE1

This Example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II	$100	$344	$608	$1,361

Class VII	92	319	565	1,269

1	The Example reflects the aggregate expenses of both the Master Fund and the Fund.

6    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Global Growth Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Global Growth Fund seeks to make shareholders’ investments grow by investing primarily in common stocks of companies located around the world. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investment of the Fund’s assets in any master fund, including the Master Global Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the fund manager’s ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Global Growth Fund, the Fund may be affected by the following risks, among others:

•	PRICE VOLATILITY – the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

•	SELECTION – the portfolio managers of the Master Global Growth Fund may select securities that underperform the stock market, the Fund’s benchmark index, or other funds with similar investment objectives and strategies.

•	FOREIGN INVESTMENTS – the Master Global Growth Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

•	GROWTH STYLE – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Master Global Growth Fund’s performance may suffer and underperform other equity funds that use different investing styles.

•	MASTER-FEEDER STRUCTURE – Other “feeder” funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund. You should also refer to the Master Global Growth Fund’s prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s statement of additional information, you will also receive, free of charge, a copy of the Master Global Growth Fund’s statement of additional information.

PLEASE SEE SECTION 2 FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

AMERICAN FUNDS NVIT FUNDS    7

Section 1  American Funds NVIT Global Growth Fund Summary and Performance (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index and an additional index showing returns of peer funds. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Global Growth Fund in which the Fund invests, adjusted to reflect the net annual Feeder Fund operating expenses in effect on the Commencement Date. If current net annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown.

Annual Total Returns — Class II Shares

(Years Ended December 31)

Best Quarter:	40.82%	– 4th qtr. of 1999
Worst Quarter:	-20.54%	– 3rd qtr. of 2001

Average Annual Total Returns

As of December 31, 2007

	1 YR	5 YRS	10 YRS

Class II	14.36%	18.77%	11.58%

Class VII	14.62%	18.70%	11.46%

MSCI World Index[1]	9.57%	17.53%	7.45%

Lipper Global Funds Index[2]	9.28%	17.10%	7.78%

1	The Morgan Stanley Capital International (MSCI) World Indexsm is a market capitalization-weighted index that measures 23 major stock markets throughout the world, including the United States. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

2	The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

8    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Global Growth Fund Summary and Performance (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

Feeder Fund			Master Fund	Aggregate
American Funds			American	Master-
NVIT Global			Global	Feeder Total
Growth Fund[1]			Growth Fund	Expenses[3]
	Class II	Class VII	Class 1[2]	Class II	Class VII

Management Fees	0.00%	0.00%	0.53%	0.53%	0.53%

Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.00%	0.25%	0.40%

Other Expenses[4]	0.57%	0.34%	0.02%	0.59%	0.36%

Total Annual Fund Operating Expenses	0.82%	0.74%	0.55%	1.37%	1.29%

Less Waiver/ Reimbursement[5]	0.15%	0.15%	N/A	0.15%	0.15%

Net Annual Fund Operating Expenses	0.67%	0.59%	0.55%	1.22%	1.14%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	Capital Research, the Master Fund’s investment adviser, is currently waiving 10% of its management fees. This voluntary waiver will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

3	These shaded columns reflect the aggregate expenses of both the Master Fund and the Fund.

4	“Other Expenses” for the Fund include administrative services fees which currently are 0.23% and 0% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25% for both share classes. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for Class II or Class VII shares because the Fund does not currently sell Class II or Class VII shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.69% and 0.84% for Class II and Class VII shares, respectively.

5	Nationwide has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust, monitoring the ongoing investment performance of the Master Global Growth Fund, coordinating financial statements with those of the Master Global Growth Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 26 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2009 and may be renewed at that time.

EXAMPLE1

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II	$124	$419	$736	$1,633

Class VII	116	394	693	1,543

1	The Example reflects the aggregate expenses of both the Master Fund and the Fund.

AMERICAN FUNDS NVIT FUNDS    9

Section 1  American Funds NVIT Growth-Income Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Growth-Income Fund (the “Master Growth-Income Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Growth-Income Fund seeks to make shareholders’ investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not included in the Standard & Poor’s 500® Index. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

In seeking to pursue its objective, the Master Growth-Income Fund seeks returns from both capital gains (i.e., an increase in the value of the stocks the Master Growth-Income Fund holds) as well as income generated by dividends paid by stock issuers. The Master Growth-Income Fund is not constrained by any particular investment style, and at any given time it may buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Master Growth-Income Fund, the portfolio managers analyze each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Investment of the Fund’s assets in any master fund, including the Master Growth-Income Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the Master Growth-Income Fund manager’s ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Growth-Income Fund, the Fund may be affected by the following risks, among others:

•	PRICE VOLATILITY – the Fund could lose value if the individual securities in which the Master Growth-Income Fund has invested or overall stock markets in which they trade go down.

•	DIVIDEND RISK – Income provided by the Master Growth-Income Fund could be negatively affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources those companies have available for making dividend payments.

•	FOREIGN INVESTMENTS – the Master Growth-Income Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

•	GROWTH STYLE – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Master Growth-Income Fund’s performance may suffer and underperform other equity funds that use different investing styles.

•	VALUE STYLE RISK – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

•	SELECTION – the portfolio managers of the Master Growth-Income Fund may select securities that underperform the stock market, the Fund’s benchmark index, or other funds with similar investment objectives and strategies.

•	MASTER-FEEDER STRUCTURE – Other “feeder” funds may also invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund. Additionally, when you request a copy of the Fund’ statement of additional information, you will also receive, free of charge, a copy of the Master Growth-Income Fund’s statement of additional information.

PLEASE SEE SECTION 2 FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

10    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Growth-Income Fund Summary and Performance (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund; volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index and an additional index showing returns of peer funds. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on April 27, 2007 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth-Income Fund in which the Fund invests, adjusted to reflect the net annual Feeder Fund operating expenses in effect on the Commencement Date. If current net annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown.

Annual Total Returns – Class II Shares

(Years Ended December 31)

Best Quarter:	18.70% – 4th qtr. of 1998
Worst Quarter:	-18.79% – 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class II shares	3.85%	12.66%	7.71%

Class VII shares	4.04%	12.53%	7.57%

S&P 500 Index[1]	5.49%	12.83%	5.91%

Lipper Growth and Income Funds Index[2]	4.28%	12.86%	5.91%

1	The Standard & Poor’s 500® Index (“S&P 500”) is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

2	The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. Individuals cannot invest directly in an index.

AMERICAN FUNDS NVIT FUNDS    11

Section 1  American Funds NVIT Growth-Income Fund Summary and Performance (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

Feeder Fund			Master Fund	Aggregate
American			American
Funds NVIT			Funds	Master and
Growth-			Growth-	Feeder Total
Income Fund[1]			Income Fund	Expenses[3]
	Class II	Class VII	Class 1[2]	Class II	Class VII

Management Fees	0.00%	0.00%	0.26%	0.26%	0.26%

Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.00%	0.25%	0.40%

Other Expenses[4]	0.58%	0.66%	0.01%	0.59%	0.67%

Total Annual Fund Operating Expenses	0.83%	1.06%	0.27%	1.10%	1.33%

Less Waiver/ Reimbursement[5]	0.15%	0.15%	N/A	0.15%	0.15%

Net Annual Fund Operating Expenses	0.68%	0.91%	0.27%	0.95%	1.18%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	Capital Research, the Master Growth-Income Fund’s investment adviser, is currently waiving 10% of its management fees. This voluntary waiver will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

3	These shaded columns reflect the aggregate expenses of both the Master Growth-Income Fund and the Fund.

4	“Other Expenses” for the Fund include administrative services fees which currently are 0.12% and 0.20% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25% for both share classes. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for Class II or Class VII shares because the Fund does not currently sell Class II or Class VII shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.81% and 0.96% for Class II and Class VII shares, respectively.

5	Nationwide has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust, monitoring the ongoing investment performance of the Master Growth-Income Fund, coordinating financial statements with those of the Master Growth-Income Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 26 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2009 and may be renewed at that time.

EXAMPLE1

This Example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II	$97	$335	$592	$1,327

Class VII	120	407	714	1,588

1	The Example reflects the aggregate expenses of both the Master Fund and the Fund.

12    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Asset Allocation Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less), the combination of which will be varied from time to time in response to changing market and economic trends. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not included in Standard & Poor’s (“S&P”) 500® Index, and up to 5% of its assets in debt securities of non-U.S. issuers. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality (commonly referred to as “junk bonds”)).

In seeking to pursue its investment objective, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges: 40% – 80% in equity securities; 20% – 50% in debt securities; and 0% – 40% in money market instruments. As of December 31, 2007 the Master Asset Allocation Fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

Investment of the Fund’s assets in any master fund, including the Master Asset Allocation Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the fund manager’s ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Asset Allocation Fund, the Fund may be affected by the following risks, among others:

•	PRICE VOLATILITY – the Fund could lose value if the individual securities in which the Master Asset Allocation Fund has invested or overall stock or bond markets in which they trade go down.

•	SELECTION – the portfolio managers of the Master Asset Allocation Fund may select securities that underperform the stock or bond markets, the Fund’s benchmark index, or other funds with similar investment objectives and strategies.

•	LOWER RATED SECURITIES – refers to the possibility that the Master Asset Allocation Fund’s investments in high-yield bonds and other lower rated securities (a.k.a., junk bonds) will subject the Master Asset Allocation Fund to substantial risk of loss as these securities are typically issued by companies without long track records and may be more volatile.

•	FOREIGN INVESTMENTS – the Master Asset Allocation Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

•	LIQUIDITY – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

AMERICAN FUNDS NVIT FUNDS    13

Section 1  American Funds NVIT Asset Allocation Fund Summary and Performance (cont.)

•	INTEREST RATE – the risk that the value of debt securities held by the Master Asset Allocation Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

•	CREDIT – the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Master Asset Allocation Fund owns. This risk is particularly high for lower quality debt securities.

•	PREPAYMENT AND EXTENSION – certain bonds will be paid in full or called by the issuer more quickly than anticipated (prepayment). If this happens, the Master Asset Allocation Fund may be required to invest the proceeds in securities with lower yields. Conversely, when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated (extension). This can cause the market values of such bonds to fall because the market may view their interest rates as low for a longer-term investment.

•	MORTGAGE- AND ASSET-BACKED SECURITIES – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investment in mortgage-backed securities, including those issued by private lenders, the Master Asset Allocation Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

•	CASH POSITION – the Master Asset Allocation Fund may also hold a significant position in cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the Master Asset Allocation Fund’s investment results in a period of rising market prices due to missed investment opportunities.

•	MASTER-FEEDER STRUCTURE – other “feeder” funds may also invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund. You should also refer to the Master Asset Allocation Fund’s prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s statement of additional information, you will also receive, free of charge, a copy of the Master Asset Allocation Fund’s statement of additional information.

PLEASE SEE SECTION 2 FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

14    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Asset Allocation Fund Summary and Performance (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of two comparable broad-based securities indexes. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Asset Allocation Fund in which the Fund invests, adjusted to reflect the net annual Feeder Fund operating expenses in effect on the Commencement Date. If current net annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown.

Annual Total Returns — Class II Shares

(Years Ended December 31)

Best Quarter:	12.05% – 2nd qtr. of 2003
Worst Quarter:	-12.44% – 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class II	6.14%	11.45%	6.42%

Class VII	6.43%	11.39%	6.31%

S&P 500® Index[1]	5.49%	12.83%	5.91%

Lehman Brothers U.S. Aggregate Index[2]	6.97%	4.42%	5.97%

1	The Standard & Poor’s 500® Index (“S&P 500”) is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

2	The Lehman Brothers (LB) U.S. Aggregate Index is an unmanaged market value-weighted index of investment grade, fixed-rate debt issues (including government, corporate, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index. Because the Fund contains both equity and fixed-income securities in its portfolio, it may be useful to supplementally compare the Fund’s performance to this index as well as to the Fund’s primary index, the S&P 500®.

AMERICAN FUNDS NVIT FUNDS    15

Section 1  American Funds NVIT Asset Allocation Fund Summary and Performance (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

Feeder Fund			Master Fund	Aggregate
			American
American Funds			Asset	Master-
NVIT Asset			Allocation	Feeder Total
Allocation Fund[1]			Fund	Expenses[3]
	Class II	Class VII	Class 1[2]	Class II	Class VII

Management Fees	0.00%	0.00%	0.31%	0.31%	0.31%

Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.00%	0.25%	0.40%

Other Expenses[4]	0.53%	0.33%	0.01%	0.54%	0.34%

Total Annual Fund Operating Expenses	0.78%	0.73%	0.32%	1.10%	1.05%

Less Waiver/ Reimbursement[5]	0.15%	0.15%	N/A	0.15%	0.15%

Net Annual Fund Operating Expenses	0.63%	0.58%	0.32%	0.95%	0.90%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	Capital Research, the Master Fund’s investment adviser, is currently waiving 10% of its management fees. This voluntary waiver will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

3	These shaded columns reflect the aggregate expenses of both the Master Fund and the Fund.

4	“Other Expenses” for the Fund include administrative services fees which currently are 0.20% and 0% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25% for both share classes. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for Class II or Class VII shares because the Fund does not currently sell Class II or Class VII shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.68% and 0.83% for Class II and Class VII shares, respectively.

5	Nationwide has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory service, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust, monitoring the ongoing investment performance of the Master Asset Allocation Fund, coordinating financial statements with those of the Master Asset Allocation Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 26 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2009 and may be renewed at that time.

EXAMPLE1

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II	$97	$335	$592	$1,327

Class VII	92	319	565	1,269

1	The Example reflects the aggregate expenses of both the Master Fund and the Fund.

16    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Bond Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Bond Fund seeks to maximize an investor’s level of current income and preserve the investor’s capital. Under normal circumstances, the Master Bond Fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ notice to shareholders.

The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality (commonly referred to as “junk bonds”). The Master Bond Fund may invest in bonds of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Investment of the Fund’s assets in any master fund including, the Master Bond Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the fund manager’s ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Bond Fund, the Fund may be affected by the following risks, among others:

•	INTEREST RATE – the risk that the value of debt securities held by the Master Bond Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

•	CREDIT – the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Master Bond Fund owns. This risk is particularly high for lower quality debt securities.

•	LOWER RATED SECURITIES – refers to the possibility that the Master Bond Fund’s investments in high-yield bonds and other lower rated securities (a.k.a. junk bonds) will subject the Master Bond Fund to substantial risk of loss as these securities are typically issued by companies without long track records and may be more volatile.

•	LIQUIDITY – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

•	FOREIGN INVESTMENTS – the Master Bond Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

•	PREPAYMENT AND EXTENSION – certain bonds will be paid off or called by the issuer more quickly than anticipated (prepayment). If this happens, the Master Bond Fund may be required to invest the proceeds in securities with lower yields. Conversely, when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated (extension). This can cause the market values of such bonds to fall because the market may view their interest rates as low for a longer-term investment.

•	MORTGAGE- AND ASSET-BACKED SECURITIES – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investment in mortgage-backed securities, including those issued by private lenders, the Master Bond Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

•	CONVERTIBLE SECURITIES – risks resulting because a portion of a convertible security’s value is based on the value of the underlying common stock. Convertible securities are debt securities, although they are subject to some stock market risk.

AMERICAN FUNDS NVIT FUNDS    17

Section 1  American Funds NVIT Bond Fund Summary and Performance (cont.)

•	PREFERRED STOCK – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

•	MASTER-FEEDER STRUCTURE – Other “feeder” funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund. You should also refer to the Master Bond Fund’s prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s statement of additional information, you will also receive, free of charge, a copy of the Master Bond Fund’s statement of additional information.

•	SELECTION – the portfolio managers of the Master Bond Fund may select securities that underperform the bond market, the Fund’s benchmark index, or other funds with similar investment objectives and strategies.

PLEASE SEE SECTION 2 FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

18    AMERICAN FUNDS NVIT FUNDS

Section 1  American Funds NVIT Bond Fund Summary and Performance (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of two comparable broad-based securities indexes. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Bond Fund in which the Fund invests, adjusted to reflect the net annual Feeder Fund operating expenses in effect on the Commencement Date. If current net annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown.

Annual Total Returns – Class II Shares

(Years Ended December 31)

Best Quarter:	4.96% – 4th qtr. of 2002
Worst Quarter:	-1.89% – 3rd qtr. of 1998

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class II	2.98%	5.52%	4.89%

Class VII	3.33%	5.46%	4.78%

Citigroup BIG Bond Index[1]	7.22%	4.55%	6.03%

Lehman Brothers U.S. Aggregate Index[2]	6.97%	4.42%	5.97%

1	The Citigroup Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed rate corporate bonds with a maturity of one year or longer. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

2	The Lehman Brothers (LB) U.S. Aggregate Index is an unmanaged market value-weighted index of investment grade, fixed-rate debt issues (including government, corporate, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index. The Fund began using the Lehman Brothers U.S. Aggregate Index because it better reflects the fixed-income universe in which the Fund invests.

AMERICAN FUNDS NVIT FUNDS    19

Section 1  American Funds NVIT Bond Fund Summary and Performance (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

Feeder Fund			Master Fund	Aggregate
			American	Master-
American Funds			Bond	Feeder Total
NVIT Bond Fund[1]			Fund	Expenses[3]
	Class II	Class VII	Class 1[2]	Class II	Class VII

Management Fees	0.00%	0.00%	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.00%	0.25%	0.40%

Other Expenses[4]	0.53%	0.33%	0.01%	0.54%	0.34%

Total Annual Fund Operating Expenses	0.78%	0.73%	0.41%	1.19%	1.14%

Less Waiver/ Reimbursement[5]	0.15%	0.15%	N/A	0.15%	0.15%

Net Annual Fund Operating Expenses	0.63%	0.58%	0.41%	1.04%	0.99%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	Capital Research, the Master Fund’s investment adviser, is currently waiving 10% of its management fees. This voluntary waiver will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

3	These shaded columns reflect the aggregate expenses of both the Master Fund and the Fund.

4	“Other Expenses” for the Fund include administrative services fees which currently are 0.20% and 0% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25% for both share classes. The full 0.25% in administrative service fees is not reflected in “Other Expenses” at this time for Class II or Class VII shares because the Fund does not currently sell Class II or Class VII shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.68% and 0.83% for Class II and Class VII shares, respectively.

5	Nationwide has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust , monitoring the ongoing investment performance of the Master Bond Fund, coordinating financial statements with those of the Master Bond Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 26 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2009 and may be renewed at that time.

EXAMPLE1

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II	$106	$363	$640	$1,430

Class VII	101	347	613	1,373

1	The Example reflects the aggregate expenses of both the Master Fund and the Fund.

20    AMERICAN FUNDS NVIT FUNDS

Section 2  Fund Details

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES
AND RISKS

The Master Funds may use other principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information (“SAI”) for each of the Funds contains additional information about the Master Funds’ other investment techniques. For information on how to obtain an SAI, see the back cover. When you request a copy of the Funds’ SAI, you will also receive a copy of the Master Funds’ SAI free of charge.

STOCK MARKET RISK – (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund and Master Asset Allocation Fund) - The Master Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings,
•	production,
•	management,
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

FOREIGN SECURITIES RISK (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) – Investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability
•	the impact of currency exchange rate fluctuations
•	reduced information about issuers
•	higher transaction costs
•	less stringent regulatory and accounting standards
•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable or foreign securities; possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Master Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Master Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

CURRENCY RISK (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) – Securities in which a Master Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Master Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

FOREIGN CUSTODY RISK (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) – A Master Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Master Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Master Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Master Fund can earn on its investments and typically results in a higher operating expense ratio for a Master Fund holding assets outside the United States.

SMALL-CAP RISK (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund and Master Asset Allocation Fund) - In general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Master Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

DEPOSITARY RECEIPTS (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) – The Master Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (”ADRs”), European Depositary Receipts (”EDRs”) and Global Depositary Receipts (”GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying

AMERICAN FUNDS NVIT FUNDS    21

Section 2  Fund Details (cont.)

securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

INTEREST RATE RISK (Master Asset Allocation Fund and Master Bond Fund) - Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Master Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Master Fund’s investments to decline significantly.

CREDIT RISK (Master Asset Allocation Fund and Master Bond Fund) - These Master Funds invest in fixed-income securities. As a result, these Master Funds are subject to the risk that an issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Master Fund’s investments. High-yield bonds are generally more exposed to credit risk than are investment-grade securities.

EVENT RISK (Master Asset Allocation Fund and Master Bond Fund) - These Master Funds invest in fixed-income securities. As a result, these Master Funds are subject to the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES (Master Asset Allocation Fund and Master Bond Fund) - U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present relatively little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates,
•	the Federal Home Loan Banks,
•	the Federal National Mortgage Association (”FNMA”),
•	the Federal Home Loan Mortgage Corporation (”FHLMC”), or
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Master Fund are not guaranteed.

LIQUIDITY RISK (Master Asset Allocation Fund and Master Bond Fund) - The risk that a Master Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Master Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Master Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Master Fund’s value or prevent a Master Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Master Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Master Fund may be forced to sell liquid securities at an unfavorable time and conditions. Master Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES (Master Asset Allocation Fund and Master Bond Fund) - These fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may

22    AMERICAN FUNDS NVIT FUNDS

Section 2  Fund Details (cont.)

refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Master Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Master Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

ASSET-BACKED SECURITIES (Master Asset Allocation Fund and Master Bond Fund) - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Master Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Master Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

HIGH YIELD BONDS AND OTHER LOWER-RATED SECURITIES (Master Asset Allocation Fund and Master Bond Fund) - Investment in high yield bonds (often referred to as “junk bonds”) and other lower rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, a Master Fund that invests in junk bonds is subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments,
•	greater risk of loss due to default or declining credit quality,
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due, and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Master Fund.

REPURCHASE AGREEMENTS (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - When entering into a repurchase agreement, a Master Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Master Fund buys securities that the seller has agreed to buy back as a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Master Fund could experience delays in recovering amounts owed to it.

DERIVATIVES (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations,
•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets,
•	the Fund may suffer disproportionately heavy losses relative to the amount invested, and

AMERICAN FUNDS NVIT FUNDS    23

Section 2  Fund Details (cont.)

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

ZERO COUPON BONDS (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - Zero coupon bonds pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest even though such interest payments are not actually being made. To avoid federal income tax liability, a Master Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FLOATING- AND VARIABLE-RATE SECURITIES (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - Floating- and variable-rate securities do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date.

Like other fixed income securities, floating and variable rate securities are subject to interest rate risk. Securities that are callable are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the proceeds may be required to invest in lower yielding securities that reduce a Fund’s income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

PREFERRED STOCK (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - Preferred stocks are a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

CONVERTIBLE SECURITIES (Master Bond Fund) - Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

TEMPORARY INVESTMENTS (Master Growth Fund, Master Growth-Income Fund, Master Global Growth Fund, Master Asset Allocation Fund and Master Bond Fund) - Each of the Master Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Master Fund’s management believes that business, economic, political or financial conditions warrant, a Master Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities,
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks,
•	prime quality commercial paper,

•	repurchase agreements covering any of the securities in which the Master Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Master Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Master Fund from fully pursuing its investment objective, and the Master Fund may miss potential market upswings.

SELECTIVE DISCLOSURE OF FUND HOLDINGS

The Funds

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI. However, under the master-feeder structure, each Fund’s sole portfolio holding is shares in its corresponding Master Fund.

24    AMERICAN FUNDS NVIT FUNDS

Section 2  Fund Details (cont.)

The Master Funds

A description of the Master Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Master Funds’ SAI. When you request a copy of a Feeder Fund’s SAI, you will also receive, free of charge, a copy of the Master Fund’s SAI. Under such policies and procedures, the Master Funds’ complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (www.americanfunds.com) no earlier than the 10th day after the end of such calendar quarter. In addition, the Master Funds’ list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after the end of such month.

AMERICAN FUNDS NVIT FUNDS    25

Section 3  Fund Management

INVESTMENT ADVISER TO THE MASTER FUNDS

Capital Research and Management Company (“Capital Research”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds, including those in The American Funds Group. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. Capital Research manages the investment fund and business affairs of the Master Funds.

The Master Funds rely on the professional judgment of its investment adviser, Capital Research, to make decisions about the funds’ portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.

The annual management fee paid to Capital Research for the year ended December 31, 2007, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, was as follows:

Fund	Management Fee

Master Growth Fund	0.32%

Master Global Growth Fund	0.53%

Master Growth-Income Fund	0.26%

Master Asset Allocation Fund	0.31%

Master Bond Fund	0.40%

A discussion regarding the basis for the Master Funds’ Board of Trustees’ approval of the investment advisory agreement for the Master Funds is available in the Master Funds’ annual report to shareholders, for the fiscal year ended December 31, 2007. The Master Funds’ Investment Company Act File numbers are 2-86838 and 811-3857.

MASTER-FEEDER SERVICE PROVIDER
TO THE FEEDER FUNDS

Because each Fund invests all of its assets in a Master Fund which is managed by the Master Funds’ investment adviser, the Funds do not have an investment adviser of their own. Nationwide Fund Management LLC (“Nationwide”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 serves as the master-feeder service provider for each of the Funds under the master-feeder structure. Consequently, Nationwide provides those non-investment management services typically provided as ancillary services by a fund’s investment adviser. Nationwide was organized in 1999.

Nationwide will provide master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement. Such services will include, but are not limited to: (i) providing information to the Board of Trustees enabling it to make all necessary decisions of whether to invest the assets of a Feeder Fund in shares of a particular Master Fund; (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii) coordination with the Master Fund’s board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund’s registration statements, shareholder reports and other disclosure materials; (iv) coordinating financial statement reports with those of the Master Fund; (v) coordination with the Master Fund’s board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary to enable the Feeder Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary or prudent pursuant to the Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund, settling all such transactions and performing trading and settlement reconciliations; (vii) facilitation of distribution of Master Fund proxy solicitation materials to Feeder Fund shareholders and/or coordination with the Master Fund’s officers and service providers to incorporate Master Fund proxy information into Feeder Fund proxy solicitation materials; (viii) coordination with the Master Fund’s officers and service providers to enable the Feeder Funds to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (ix) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product offering to Trust shareholders; (x) providing regular and special reports, information and other educational materials to the Board of Trustees concerning any particular Feeder Fund-Master Fund structure or of master-feeder fund structures in general; and (xi) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

26    AMERICAN FUNDS NVIT FUNDS

Section 3  Fund Management (cont.)

PORTFOLIO MANAGEMENT OF THE
MASTER FUNDS

Capital Research uses a system of multiple fund counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to the limits provided by a Master Fund’s objectives and policies and the oversight of Capital Research’s investment committee.

The Fund counselors primarily responsible for the day-to-day management of the Master Funds’ portfolios are listed below:

AMERICAN GROWTH FUND TEAM MEMBERS

Donnalisa Barnum is a senior vice president of Capital Research. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Ms. Barnum has been as an equity portfolio counselor for the American Growth Fund for the past five years.

Ronald B. Morrow is a senior vice president of Capital Research. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 11 years. Mr. Morrow has been an equity portfolio counselor for the American Growth Fund for the past five years.

Gregg E. Ireland is a senior vice president of Capital Research. Mr. Ireland has been employed with Capital Research or its affiliates for the last 36 years. Mr. Ireland has been an equity portfolio counselor for the American Growth Fund for two years.

Michael T. Kerr is a senior vice president of Capital Research. Mr. Kerr has been employed with Capital Research or its affiliates for the last 22 years. Mr. Kerr has been an equity portfolio counselor for the American Growth Fund for three years.

AMERICAN GLOBAL GROWTH FUND
TEAM MEMBERS

Robert W. Lovelace is a senior vice president of Capital Research. Mr. Lovelace has been employed with Capital Research or its affiliates for the last 23 years. Mr. Lovelace has been an equity portfolio counselor for the American Global Growth Fund since the inception of the Fund (11 years).

Nicholas J. Grace is a senior vice president of Capital Research. Mr. Grace has been employed with Capital Research or its affiliates for 14 years. Mr. Grace has been an equity portfolio counselor for the American Global Growth Fund for the past six years.

Steven T. Watson is a senior vice president of Capital Research. Mr. Watson has been employed with Capital Research or its affiliates for 18 years. Mr. Watson has been an equity portfolio counselor for the American Global Growth Fund for the past six years.

Paul A. White is a senior vice president of Capital Research. Mr. White has been employed with Capital Research or its affiliates for the past nine years. Mr. White has been an equity portfolio counselor for the American Global Growth Fund for four years.

AMERICAN GROWTH-INCOME FUND
TEAM MEMBERS

James K. Dunton is a senior vice president of Capital Research. Mr. Dunton has been employed in the investment management area of Capital Research or its affiliates for the past 46 years. Mr. Dunton has been a portfolio counselor for the American Growth-Income Fund since the inception of the fund (23 years).

Donald D. O’Neal is a senior vice president of Capital Research. Mr. O’Neal has been an investment professional for the past 23 years. Mr. O’Neal has been a portfolio counselor for the American Growth-Income Fund for 3 years.

Claudia P. Huntington is a senior vice president of Capital Research. Ms. Huntington has been employed in the investment management area of Capital Research or its affiliates for the past 33 years. Ms. Huntington has been a portfolio counselor for the American Growth-Income Fund for the past 14 years.

J. Blair Frank is a senior vice president of Capital Research. Mr. Frank has been employed by Capital Research or its affiliates from the past 14 years. Mr. Frank has been a portfolio counselor for the American Growth-Income Fund for two years.

C. Ross Sappenfield is a senior vice president of Capital Research. Mr. Sappenfield has been employed in the investment management area of Capital Research or its affiliates for the past 16 years. Mr. Sappenfield has been a portfolio counselor for the American Growth-Income Fund for the past nine years.

AMERICAN ASSET ALLOCATION FUND
TEAM MEMBERS

Alan N. Berro is a senior vice president of Capital Research. Mr. Berro has been employed with Capital Research or its affiliates for 17 years. Mr. Berro has been an equity portfolio counselor for the American Asset Allocation Fund for the past eight years.

Susan M. Tolson is a senior vice president of Capital Research. Ms. Tolson has been employed with Capital Research or its affiliates for 18 years. Ms. Tolson has been a fixed-income portfolio counselor for the American Asset Allocation Fund for the past eight years.

Michael T. Kerr is a senior vice president of Capital Research. Mr. Kerr has been employed with Capital Research or its

AMERICAN FUNDS NVIT FUNDS    27

Section 3  Fund Management (cont.)

affiliates for 22 years. Mr. Kerr has been an equity portfolio counselor for the American Asset Allocation Fund for three years.

James R. Mulally is a senior vice president of Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for the past 28 years. Mr. Mulally has been a fixed-income portfolio counselor for the American Asset Allocation Fund for two years.

AMERICAN BOND FUND TEAM MEMBERS

Abner D. Goldstine is a senior vice president of Capital Research. Mr. Goldstine has been employed with Capital Research or its affiliates for 41 years. Mr. Goldstine has been a fixed-income portfolio counselor for the American Bond Fund since the Fund’s inception (12 years).

John H. Smet is a senior vice president of Capital Research. Mr. Smet has been employed with Capital Research or its affiliates for 25 years. Mr. Smet has been a fixed-income portfolio counselor for the American Bond Fund since the Fund’s inception (12 years).

David C. Barclay is a senior vice president of Capital Research. Mr. Barclay has been employed with Capital Research or its affiliates for 20 years. Mr. Barclay has been a fixed-income portfolio counselor for the American Bond Fund for the past 10 years.

Mark H. Dalzell is a senior vice president of Capital Research. Mr. Dalzell has been employed with Capital Research or its affiliates for the past 20 years. Mr. Dalzell has been a fixed-income portfolio counselor for the American Bond Fund for three years.

ADDITIONAL INFORMATION ABOUT THE
FUND MANAGERS

With respect to the individuals listed, the Funds’ SAI (Appendix C) provides additional information about compensation, other accounts managed and ownership of securities in the Funds.

28    AMERICAN FUNDS NVIT FUNDS

Section 4  Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Class II and Class VII shares of the Funds are sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, “Nationwide”), to fund benefits payable under variable insurance contracts. Insurance companies, including Nationwide, provide additional services necessary for them to receive Rule 12b-1 fees for the sale of Class II and Class VII shares.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then invests its proceeds in its respective Master Fund which, in turn, buys securities for the Master Fund’s portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds and the Master Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or “Distributor”), an affiliate of Nationwide.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV per share of each class of each Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund’s liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Funds

The NAV of each Fund is determined based upon the NAV of its corresponding Master Funds.

The Master Funds

Each Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets are valued primarily on the basis of market quotations. However, the Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio securities of a Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in a Master Fund.

Because certain of the Master Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares, the value of securities held in those Master Funds may change on days when you will not be able to purchase or redeem your Fund shares.

AMERICAN FUNDS NVIT FUNDS    29

Section 4  Investing with Nationwide Funds (cont.)

SELLING SHARES

The Funds

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

The Master Funds

Shares of the Master Funds are currently offered only to insurance company separate accounts and feeder funds that themselves are offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts or feeder funds at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts/feeder funds.

RESTRICTIONS ON SALES

The Funds

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient fund management or would adversely affect the Fund.

The Master Funds

All Master Funds shares may be purchased or redeemed at net asset values without any sales or redemption charges.

EXCESSIVE OR SHORT-TERM TRADING

The Funds

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt fund management strategies,
•	increase brokerage and other transaction costs, and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high yield bonds, and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. The Funds’ procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to these limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future

30    AMERICAN FUNDS NVIT FUNDS

Section 4  Investing with Nationwide Funds (cont.)

short-term trades by such contract holder. Because the Funds are unable to monitor significant cash flows into and out of the Master Funds, the Funds rely on the Master Funds’ policies and procedures with respect to trading activity, as described below.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring the trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, a Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event a Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading, and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Master Funds

The Funds also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. Frequent trading of a Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders, such as the Funds.

The Master Funds and American Funds Distributors, Inc., the Master Funds’ distributor, reserves the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Master Funds or American Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of a Master Fund’s shares may lead to increased costs to that fund and less efficient management of the Master Fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Master Funds’ board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the Master Funds “purchase blocking policy”, any contract owner redeeming units representing a beneficial interest in any Master Fund having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that Master Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service Company, the Master Funds’ transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a Master Fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions.

DISTRIBUTION AND SERVICES PLANS

The Funds

Because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

AMERICAN FUNDS NVIT FUNDS    31

Section 4  Investing with Nationwide Funds (cont.)

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VII shares of a Fund and providing shareholder services. Under the Distribution Plan, the Funds pay the Distributor from its Class II and Class VII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of each Fund’s Class II shares’ average daily net assets and 0.40% of each Fund’s Class VII shares’ average daily net assets.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Funds’ Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class II Shares and Class VII Shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s assets on an on going basis, these fees will increase the cost of your investments over time and may cost you more than paying other types of sales charges.

The Master Funds

The Master Funds do not charge a 12b-1 fee or an administrative services fee for the Class 1 shares in which the Funds invest.

REVENUE SHARING

The Funds

The Funds do not have an investment adviser under this master-feeder structure. As it is a fund’s investment adviser, or its affiliates, who typically make revenue sharing payments out of their legitimate profits to insurance companies, broker-dealers or other financial intermediaries for marketing, promotional or related services, there are no such payments made on behalf of the Funds at the feeder fund level.

The Master Funds

Capital Research does not engage in revenue sharing with respect to the Master Funds.

32    AMERICAN FUNDS NVIT FUNDS

Section 5  Distributions and Taxes

THE FUNDS

Dividends and Distributions

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. We automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

Tax Status

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed to the owners. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Contract owners should ask their own tax adviser for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Fund shares are offered.

Please refer to the Funds’ SAI (and the Master Funds’ SAI) for more information regarding the tax treatment of the Funds (and the Master Funds).

THE MASTER FUNDS

Each Master Fund has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its net investment company taxable income and net realized capital gain, the Master Fund itself is relieved of federal income tax.

It is the Master Funds’ policy to distribute to the shareholders (feeder funds and the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF THE CONTRACTS AND DISTRIBUTIONS TO THE SEPARATE ACCOUNTS.

AMERICAN FUNDS NVIT FUNDS    33

Section 6  American Funds NVIT Growth Fund Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended December 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request.

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
												Ratio	Expenses	Income
			Net									of Net	(Prior to	(Prior to
	Net Asset		Realized and							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income (f)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)(g)	Net Assets (b)	Assets (b)(c)(g)	Assets (b)(c)	Turnover (d)

Class II Shares

Period Ended December 31, 2006 (e)	$62.91	0.39	1.92	2.31	(0.40)	—	(0.40)	$64.82	3.68%	$74,804	0.74%	1.90%	0.91%	1.72%	35.00%

Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998	0.65%	0.68%	0.80%	0.54%	40.00%

Class VII Shares

Period Ended December 31, 2006 (e)	$62.91	0.60	1.66	2.26	(0.24)	—	(0.24)	$64.93	3.63%	$1	0.87%	1.42%	0.95%	1.34%	35.00%

Year Ended December 31, 2007	$64.93	0.48	7.48	7.96	(0.36)	(0.02)	(0.38)	$72.51	12.22%	$1	0.37%	0.68%	0.39%	0.66%	40.00%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Master Fund.

(g)	Expenses do not include expenses from the Master Fund.

34    AMERICAN FUNDS NVIT FUNDS

Section 6  American Funds NVIT Global Growth Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
													Ratio of	Ratio of
												Ratio of Net	Expenses	Investment
			Net									Investment	(Prior to	Income (Loss)
	Net Asset		Realized and								Ratio of	Income	Reimburse-	(Prior to
	Value,	Net	Unrealized	Total from	Net			Net Asset		Net Assets	Expenses	(Loss) to	ments) to	Reimbursements) to
	Beginning	Investment	Gains on	Investment	Investment	Return of	Total	Value, End	Total	at End of	to Average	Average Net	Average Net	Average Net	Portfolio
	of Period	Income (f)	Investments	Activities	Income	Capital	Distributions	of Period	Return (a)	Period(000s)	Net Assets (b)(g)	Assets (b)	Assets (b)(c)(g)	Assets (b)(c)	Turnover (d)
Class II Shares
Period ended December 31, 2006 (e)	$21.69	0.10	1.72	1.82	—	(0.16)	(0.16)	$23.35	8.52%	$45,992	0.91%	(0.63%)	1.16%	(0.87%)	31.00%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	—	(0.61)	$26.08	14.36%	$109,553	0.67%	2.92%	0.82%	2.77%	38.00%

Class VII Shares
Period ended December 31, 2006 (e)	$21.69	0.06	1.75	1.81	—	(0.15)	(0.15)	$23.35	8.48%	$1	1.11%	0.40%	1.21%	0.29%	31.00%
Year Ended December 31, 2007	$23.35	0.65	2.76	3.41	(0.63)	—	(0.63)	$26.13	14.62%	$1	0.47%	2.59%	0.57%	2.49%	38.00%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(g)	Expenses do not include expenses from the Master Fund.

AMERICAN FUNDS NVIT FUNDS    35

Section 6  American Funds NVIT Asset Allocation Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
													Ratio of	Ratio of Net
													Expenses	Investment
			Net									Ratio of Net	(Prior to	Income
	Net Asset		Realized and								Ratio of	Investment	Reimburse-	(Prior to
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		Net Assets	Expenses	Income to	ments) to	Reimbursements) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	at End of	to Average	Average Net	Average Net	Average Net	Portfolio
	of Period	Income (f)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	Period(000s)	Net Assets (b)(g)	Assets (b)	Assets (b)(c)(g)	Assets (b)(c)	Turnover (d)
Class II Shares
Period Ended December 31, 2006 (e)	$17.92	0.36	0.66	1.02	(0.36)	—	(0.36)	$18.58	5.69%	$162,749	0.69%	6.18%	0.86%	6.00%	38.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,246	0.63%	2.88%	0.78%	2.73%	29.00%

Class VII Shares
Period Ended December 31, 2006 (e)	$17.92	0.55	0.46	1.01	(0.30)	—	(0.30)	$18.63	5.64%	$1	0.80%	4.51%	0.87%	4.43%	38.00%
Year Ended December 31, 2007	$18.63	0.40	0.80	1.20	(0.37)	(0.01)	(0.38)	$19.45	6.43%	$1	0.36%	2.06%	0.36%	2.06%	29.00%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(g)	Expenses do not include expenses from the Master Fund.

36    AMERICAN FUNDS NVIT FUNDS

Section 6  American Funds NVIT Growth-Income Fund

		Investment Activities			Distributions				Ratios/Supplemental Data
												Ratio of	Ratio of Net
			Net Realized								Ratio of Net	Expenses	Investment Income
	Net Asset		and Unrealized						Net Assets	Ratio of	Investment	(Prior to	(Prior to
	Value,	Net	Gains	Total from	Net		Net Asset		at End	Expenses	Income	Reimbursements) to	Reimbursements) to
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	of Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income (f)	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)(g)	Net Assets (b)	Assets (b)(c)(g)	Assets (b)(c)	Turnover (d)
Class II Shares
Period Ended December 31, 2007 (e)	44.86	0.62	(1.30)	(0.68)	(0.62)	(0.62)	43.56	(1.54%)	87,531	0.68%	4.48%	0.83%	4.33%	24.00%

Class VII Shares
Period Ended December 31, 2007 (e)	44.86	0.58	(1.23)	(0.65)	(0.52)	(0.52)	43.69	(1.48%)	1	0.69%	1.86%	0.69%	1.86%	24.00%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(e)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(g)	Expenses do not include expenses from the Master Fund.

AMERICAN FUNDS NVIT FUNDS    37

Section 6  American Funds NVIT Bond Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net										Ratio of	Ratio of Net
			Realized									Ratio of Net	Expenses	Investment Income
	Net Asset		and Unrealized							Net Assets	Ratio of	Investment	(Prior to	(Prior to
	Value,	Net	Gains	Total from	Net			Net Asset		at End	Expenses	Income	Reimbursements) to	Reimbursements) to
	Beginning	Investment	(Losses) on	Investment	Investment	Return of	Total	Value, End	Total	of Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income (f)	Investments	Activities	Income	Capital	Distributions	of Period	Return (a)	(000s)	Net Assets (b)(g)	Net Assets (b)	Assets (b)(c)(g)	Assets (b)(c)	Turnover (d)
Class II Shares
Period Ended December 31, 2006 (e)	$11.45	0.38	0.21	0.59	(0.14)	(0.18)	(0.32)	$11.72	5.30%	$33,673	0.79%	0.47%	0.97%	0.29%	57.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	—	(0.84)	$11.22	2.98%	$176,955	0.63%	10.21%	0.78%	10.06%	57.00%

Class VII Shares
Period Ended December 31, 2006 (e)	$11.45	0.38	0.20	0.58	(0.14)	(0.17)	(0.31)	$11.72	5.21%	$1	1.13%	4.83%	1.38%	4.57%	57.00%
Year Ended December 31, 2007	$11.72	0.88	(0.50)	0.38	(0.84)	—	(0.84)	$11.26	3.33%	$1	0.34%	7.50%	0.34%	7.50%	57.00%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(g)	Expenses do not include expenses from the Master Fund.

38    AMERICAN FUNDS NVIT FUNDS

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Information from American Funds NVIT Funds

Please read this prospectus (and the accompanying Master Funds’ prospectus) before you invest, and keep them with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information for the Funds (incorporated by reference into this prospectus)

•	Annual Reports for the Funds (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)

•	Semiannual Reports for the Funds

To obtain a document free of charge, call 800 848-6331 or contact your variable insurance provider. Because these Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds Group does not make their Prospectuses or Statements of Additional Information available on its website.

When you request a copy of the Funds’ SAI, you will also receive, free of charge, a copy of the Master Funds’ SAI.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,

•	in person at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. (Call 202-551-8090 for their hours of operation), or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File Nos.: 2-73024, 811-3213

The Master Funds’ Investment Company Act File Nos.: 2-86838, 811-3857

The Nationwide framemark and On Your Side are federally registered service marks of
Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

PR-NVIT-AMF 2/08

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008
NATIONWIDE VARIABLE INSURANCE TRUST
AMERICAN FUNDS NVIT ASSET ALLOCATION FUND
AMERICAN FUNDS NVIT BOND FUND
AMERICAN FUNDS NVIT GLOBAL GROWTH FUND
AMERICAN FUNDS NVIT GROWTH FUND
AMERICAN FUNDS NVIT GROWTH-INCOME FUND
          Nationwide Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 58 series. This Statement of Additional Information (“SAI”) relates to the five series of the Trust listed above (each, a “Fund” or “Feeder Fund” and collectively, the “Funds” or “Feeder Funds”).
          Each Fund described in this SAI operates as a “feeder fund” which means it does not buy individual securities directly. Instead, it invests all of its assets in another mutual fund, the “master fund,” which invests directly in individual securities. Each such master fund (each a “Master Fund” or “American Master Fund” and, collectively, the “Master Funds” or “American Master Funds”) is a series of American Funds Insurance Series® (the “American Funds” or the “Series” or the “Master Funds Trust”). Therefore, each Fund has the same investment objective and limitations as its corresponding Master Fund in which it invests and the investment return of each Fund corresponds directly to that of its Master Fund. The differences in objectives and policies among each of the five Master Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Shares of the Master Funds are currently offered only to insurance company separate accounts, as well as feeder funds. Individuals cannot directly purchase shares of the Master Funds.
          Each Fund’s corresponding Master Fund is listed below:

FEEDER FUND	AMERICAN FUNDS MASTER FUND
American Funds NVIT Asset Allocation Fund	Asset Allocation Fund
American Funds NVIT Bond Fund	Bond Fund
American Funds NVIT Global Growth Fund	Global Growth Fund
American Funds NVIT Growth Fund	Growth Fund
American Funds NVIT Growth-Income Fund	Growth-Income Fund
          Under the master-feeder structure, each Fund may withdraw its entire investment from its corresponding Master Fund if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the Fund and its shareholders to do so. Prior to such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity, asking one of the investment adviser affiliates of Nationwide Fund Management LLC (“NFM”), the Fund’s master-feeder service provider, to manage the Fund either directly or with a sub-adviser under an agreement between the Trust and NFM, or taking any other appropriate action.
          This SAI is not a prospectus but it is incorporated by reference into the Prospectus for the Feeder Funds. It contains information in addition to and more detailed than that set forth in the Prospectus for the Feeder Funds and should be read in conjunction with the Prospectus. As Feeder Funds in a master-feeder mutual fund structure, it is also important that you read the Master Funds’ Prospectus that was provided to you along with your Feeder Funds’ Prospectus, as well as the Master Funds’ SAI that is provided to you along with this Feeder Funds’ SAI. When you request of a copy of the Feeder Funds’ SAI, you will also receive, free of charge, a copy of the Master Funds’ SAI.
          Terms not defined in this SAI have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.

THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-3213
ii

iii

GENERAL INFORMATION AND HISTORY
          Feeder Funds Trust
          Nationwide Variable Insurance Trust, formerly Gartmore Variable Insurance Trust and, before that, Nationwide Separate Account Trust, is an open-end management investment company organized under the laws of Delaware by an Amended and Restated Agreement and Declaration of Trust, dated October 28, 2004, as amended on May 2, 2005. The Trust, originally organized under the laws of Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 58 separate series, each with its own investment objective.
          Master Funds Trust
          American Funds Insurance Series® is an open-end investment company that was organized as a Massachusetts business trust on September 13, 1983. The Master Funds are five of fifteen funds currently offered by the Series, each with its own investment objective.
          Each of the Feeder Funds and the Master Funds are diversified funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
          Feeder Funds Trust
          Under the master-feeder structure, each Feeder Fund invests all of its assets in a corresponding Master Fund. The following provides additional information about each Master Fund’s investment policies. Please note that the following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each Master Fund’s net assets unless otherwise noted. The Master Funds’ SAI will be delivered, free of charge, with the Feeder Funds’ SAI and should be read together with the Feeder Funds’ Prospectus and SAI.
          Master Funds Trust
AMERICAN MASTER ASSET ALLOCATION FUND
     General
•	The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).
     Debt securities

•	Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 and BB or below by Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or in unrated securities that are determined to be of equivalent quality. These are known as high yield securities (“high yield”).

     Non-U.S. securities

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500® Index.

•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.
AMERICAN MASTER BOND FUND
     Equity securities

•	The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

•	The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.
     Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

•	The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better by Moody’s or A- or better by S&P or in unrated securities that are determined to be of equivalent quality.

•	The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa3 or better by Moody’s or BBB- or better by S&P or in unrated securities that are determined to be of equivalent quality. These securities are known as investment grade securities (“investment grade”).

•	The fund may invest up to 35% of its assets in debt securities rated high yield.

     Non-U.S. securities

•	The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

AMERICAN MASTER GLOBAL GROWTH FUND
     General
•	The fund invests primarily in common stocks of companies located around the world.
     Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody’s and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

AMERICAN MASTER GROWTH FUND
     General
•	The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
     Non-U.S. securities
•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.
     Debt securities

•	The fund may invest up to 10% of its assets in nonconvertible debt securities rated Ba1 or below by Moody’s and BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

AMERICAN MASTER GROWTH-INCOME FUND
     General
•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
     Non-U.S. securities

•	The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not in the S&P 500® Index.

     Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities rated high yield.

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
          The following is a description of various investment instruments and techniques that may be pursued by a Master Fund. Since each Feeder Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Feeder Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. In the event that the Board of Trustees of the Trust determines that it is in the best interests of a Feeder Fund to withdraw its entire investment in a Master Fund and instead allow an investment adviser to direct the investment/reinvestment of the Feeder Fund’s assets directly in securities, then the Feeder Fund would be directly subject to the following instruments and techniques and related risks, as applicable. The following supplements the discussion in the Feeder Funds’ Prospectus regarding investment strategies, policies and risks.
INFORMATION CONCERNING DURATION
          Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
          Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
          Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
          There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the investment adviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Master Fund will at all times achieve its targeted portfolio duration.
          The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
DEBT OBLIGATIONS
          Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) when due and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).
          Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Master Fund as initial criteria for the selection of portfolio securities, but the Master Fund also relies upon the independent advice of the Master Fund’s adviser to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. The Appendix to this SAI contains further information about the rating categories of NRSROs and their significance.
          Subsequent to its purchase by a Master Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Master Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Master Fund’s adviser will consider such events in its determination of whether the Master Fund should continue to hold the securities.
          In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Master Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
          Medium-Quality Securities. Certain Master Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.
          Lower-Quality (High-Risk) Securities. Non-investment grade debt or lower-quality/rated securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch Investors Service, Inc. (“Fitch”) ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
          Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Master Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Master Fund’s net asset value.
          As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Master Fund’s net asset value. If a Master Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Master Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to a Master Fund.
          Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Master Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Master Fund.
          Liquidity and Valuation. A Master Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.
          Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Master Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Master Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Master Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Master Fund to obtain accurate market quotations for purposes of valuing a Master Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
          U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:
          •      the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
          •      the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
          •      the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.
          Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.
          The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Master Fund purchases the principal portion of the STRIPS, the Master Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPs does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Master Fund takes into account as income a portion of the difference between the principal portion of a STRIPs’ purchase price and its face value.
          Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.
          Through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.
          Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
          The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.
          Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
          Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Master Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.
          The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Master Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Master Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Master Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
          Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Master Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Master Fund would likely decrease. Also, a Master Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Master Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
          Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.
          Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multi-class pass-through securities.

          Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
          In order to form a CMO, the issuer assembles a package of traditional mortgage- backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
          A Master Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
          Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
          Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

          In addition to the stripped mortgage securities described above, the Master Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Master Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.
          The Master Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Master Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, the Master Fund may have difficulty in selling such securities.
          Money Market Instruments. Money market instruments may include the following types of instruments:

•	obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

•	repurchase agreements;

•	bank and savings and loan obligations;

•	commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•	high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

•	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the NVIT Money Market Fund and the NVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities;

•	unrated short-term (maturity in 397 days or less) debt obligations that are determined by a Fund’s adviser or subadviser to be of compatible quality to the securities described above.

REPURCHASE AGREEMENTS
     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Master Fund, the Master Fund’s custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Master Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the “SEC”) to be loans by the Master Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Master Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Master Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Master Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Master Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Master Fund’s adviser reviews the creditworthiness of those banks and non-bank dealers with which the Master Fund enters into repurchase agreements to evaluate these risks.
FORWARD COMMITMENTS
     The Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a Master Fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.
     The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked-to-market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.
     The Master Asset Allocation Fund and Master Bond Fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. These Master Funds assume the risk of price and yield fluctuations during the time of the commitment. These Master Funds will segregate liquid assets which will be marked-to-market daily in an amount sufficient to meet their payment obligations in these transactions.

PRIVATE COMPANIES
     The Master Funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling the company’s shares for a period of time following the public offering.
     Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
LENDING PORTFOLIO SECURITIES
     Each of the Master Asset Allocation Fund and Master Bond Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Master Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Master Fund to be the equivalent of cash. From time to time, the Master Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned. Each of these Master Funds will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. These Master Funds do not currently intend to engage in this investment practice over the next 12 months.
     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Master Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Master Fund must be able to terminate the loan at any time; (4) a Master Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Master Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Master Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Master Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
INFLATION INDEXED BONDS
     The Master Asset Allocation Fund and Master Bond Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

     Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.
SMALL COMPANY AND EMERGING GROWTH STOCKS
     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Master Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.
FOREIGN SECURITIES
     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Master Fund’s shares), and since a Master Fund may hold securities and funds in foreign currencies, a Master Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.
     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
     Investment in Companies in Developing Market Countries. Investments may be made from time to time in companies in developing market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.
     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Master Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Master Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Master Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Master Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Master Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.
     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Master Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.
     Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.
     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
     Depositary Receipts. A Master Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Master Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
     A Master Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.
     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
     Foreign Sovereign Debt. Certain Master Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Master Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Master Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Master Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
CURRENCY TRANSACTIONS
     The Master Funds can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Master Growth Fund and Master Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the Master Funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked-to-market daily to meet their forward contract commitments to the extent required by the SEC.
     The Master Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies (“currency contracts”) in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these Master Funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, American Funds Insurance Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts it from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, the Master Funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a Master Fund’s net assets.
     Certain provisions of the Internal Revenue Code, as amended (the “Code”) may limit the extent to which the Master Funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the Master Funds.
REAL ESTATE SECURITIES
     Although the Master Funds will not invest in real estate directly, the Master Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Master Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.
CONVERTIBLE SECURITIES
     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Master Fund is called for redemption, the Master Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
     Certain Master Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Master Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
     A Master Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Master Fund may invest, consistent with its goals and policies.
     An investment in an enhanced convertible security or any other security may involve additional risks to the Master Fund. A Master Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Master Fund’s ability to dispose of particular securities, when necessary, to meet a Master Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Master Fund to obtain market quotations based on actual trades for purposes of valuing the Master Fund’s portfolio. A Master Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
     Certain Master Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.
WARRANTS
     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Master Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.
PREFERRED STOCK
     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     A Master Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Master Fund does not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Master Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Master Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
     Any such restricted securities will be considered to be illiquid for purposes of a Master Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Master Funds’ board of trustees, the Master Fund’s adviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Master Fund’s level of illiquidity may increase.
     A Master Fund may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by a Master Fund. The assets used as cover for OTC options written by the Master Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Master Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
     The adviser will monitor the liquidity of restricted securities for the Master Fund. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only on NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Master Fund has valued the security.
FLOATING AND VARIABLE RATE INSTRUMENTS
     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Master Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
     Some of the demand instruments purchased by a Master Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Master Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Master Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. The adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
     A Master Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Master Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Master Fund’s custodian subject to a subcustodian agreement approved by the Master Fund between that bank and the Master Fund’s custodian.
BANK OBLIGATIONS
     Bank obligations that may be purchased by a Master Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS (“PIK BONDS”) AND DEFERRED PAYMENT SECURITIES
     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Master Fund’s limitation on investments in illiquid securities.
     Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
LOAN PARTICIPATIONS AND ASSIGNMENTS
     Loan Participations typically will result in a Master Fund having a contractual relationship only with the lender, not with the borrower. A Master Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Master Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Master Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Master Fund will acquire Loan Participations only if the lender interpositioned between the Master Fund and the borrower is determined by the adviser to be creditworthy. When a Master Fund purchases Assignments from lenders, the Master Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
     A Master Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Master Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Master Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Master Fund for which a secondary trading market exists, the Master Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Master Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS
     A Master Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Master Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Master Fund generally retains the right to interest and principal payments on the security. Since a Master Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Master Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Master Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Master Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Master Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Master Fund’s obligation to repurchase the securities, and the Master Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.
     Mortgage dollar rolls are arrangements in which a Master Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Master Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Master Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Master Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Master Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Master Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Master Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Master Funds. (See “Borrowing”)
     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Master Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Master Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Master Fund’s adviser or subadviser believes that such arbitrage transactions do not present the risks to the Master Funds that are associated with other types of leverage.
TEMPORARY INVESTMENTS

     Feeder Funds Trust
     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for anticipated redemptions, or if a Fund’s Board of Trustees (or Master Fund’s adviser) believes that business, economic, political or financial conditions warrant, a Fund (or Master Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund (or Master Fund) will not be pursuing its investment objective and may miss potential market upswings.
INVESTMENT RESTRICTIONS
     Feeder Funds Trust
     The following are fundamental investment restrictions for each of the Feeder Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.
Each of the Feeder Funds:
•	May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•	May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

•	May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of such Fund.

•	May not act as an underwriter of another issuer’s securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

•	Except as provided below, may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

•	Except as provided below, may not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.
     Note, however, that the fundamental investment limitations described above do not prohibit the Feeder Fund from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Fund.
     The following are the NON-FUNDAMENTAL operating policies of the Feeder Fund, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL.
Each of the Feeder Funds may not:
•	Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

•	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

•	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

•	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act except that each Feeder Fund may invest all or substantially all of its assets in the shares of another registered, open-end investment company such as a Master Fund.

•	Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.
     Note, however, that the non-fundamental investment limitations described above do not prohibit the Feeder Fund from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Fund.
     The investment objectives of each of the Feeder Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval. In particular, investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Feeder Fund and a shareholder vote is not required to withdraw a Feeder Fund’s entire investment from its corresponding Master Fund.
     Master Funds Trust

     Each Feeder Fund invests all or substantially all of its assets in a corresponding Master Fund. The following are fundamental investment restrictions for each Master Fund, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in 1940 Act, as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable Master Fund.
     Each of the Master Funds may not:
1.	Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund’s total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund’s total assets.

2.	As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.	Invest more than 25% of the fund’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4.	Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.	Purchase commodities or commodity contracts; except that American Master Asset Allocation Fund and American Master Bond Fund may engage in transactions involving currencies (including forward of futures contracts and put and call options).

6.	Invest in companies for the purpose of exercising control or management.

7.	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.	Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.	Purchase securities on margin.

10.	Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.	Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12.	Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.	Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Master Fund to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the SEC.
     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund an underwriter as that term is defined under the Securities Act.
     Notwithstanding investment restriction number 7, the Master Bond Fund may purchase loan assignments.
     The following are the NON-FUNDAMENTAL operating policies of each of the Master Funds, which MAY BE CHANGED by the American Funds Board of Trustees WITHOUT SHAREHOLDER APPROVAL.
     The Master Fund may not:
1.	Invest more than 15% of its net assets in illiquid securities.

2.	Issue senior securities, except as permitted by the 1940 Act.
     Internal Revenue Code Restrictions
     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
     Also, there are four requirements imposed on the Funds under Subchapter L of the Code because they are used as investment options written variable insurance products.
1)	A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2)	A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

3)	A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

4)	A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
     Each U.S. government agency or instrumentality shall be treated as a separate issuer. The Feeder Funds intend to comply with these diversification requirements under Subchapter L of the Code through their investment in the Master Funds.
PORTFOLIO TURNOVER
     Feeder Funds Trust

     Since the Feeder Funds invest all or substantially all of their assets in a corresponding Master Fund, the Feeder Funds are not in a position to affect the portfolio turnover of the Master Funds.
     Master Funds Trust
     Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. To the extent a Master Fund engages in frequent and active trading and as a result, experiences high portfolio turnover, then such high portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Master Fund.
     Under certain market conditions, the investment policies of the Master Asset Allocation Fund and the Master Bond Fund may result in higher portfolio turnover than those of the other Master Fund, although, no Master Fund’s annual portfolio turnover rate is expected to exceed 100%. A Master Fund’s portfolio turnover rate would equal 100% if each security in the Master Fund’s portfolio were replaced once per year.
INSURANCE LAW RESTRICTIONS
     Feeder Funds Trust
     In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, NFM or its affiliates and the insurance companies may enter into agreements, required by certain state insurance departments, under which Nationwide Funds Group may agree to use its best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.
MAJOR SHAREHOLDERS
     Feeder Funds Trust
     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America (“NLICA”), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. (“NFS”). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise.
     All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
     As of April 18, 2008, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.
     As of April 18, 2008, the record shareholders identified below held five percent or greater of the shares of a class of a Fund. Shareholders who hold 25 percent or greater of a Fund (or of a class of shares of a Fund, as appropriate) are deemed to be “controlling” shareholders due in part to their power to vote shares held. Nevertheless, pursuant to an order received from the SEC, the Trust maintains participation agreements with insurance company separate accounts that obligate such insurance companies to pass any proxy solicitations through to underlying contract holders who in turn are asked to designate voting instructions. In the event that an insurance company does not receive voting instructions from contract holders, it is obligated to vote the shares that correspond to such contract holders in the same proportion as instructions received from all other applicable contract holders.

	Number of Shares	Percentage of the class Held
Name and Address of Shareholder	Beneficially Owned	by the Shareholder
American Funds NVIT Asset Allocation Fund Class II
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	33,433,550.221	99.48%
American Funds NVIT Asset Allocation Fund Class VII
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	57.811	100.00%
American Funds NVIT Bond Fund Class II
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	21,785,427.582	99.87%
American Funds NVIT Bond Fund Class VII
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	96.547	100.00%
American Funds NVIT Global Growth Fund Class II
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	4,598,688.006	99.28%
American Funds NVIT Global Growth Fund Class VII
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	47.582	100.00%
American Funds NVIT Growth Fund Class II
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	2,778,173.205	99.39%
American Funds NVIT Growth Fund Class VII
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	16.039	100.00%

	Number of Shares	Percentage of the class Held
Name and Address of Shareholder	Beneficially Owned	by the Shareholder
American Funds NVIT Growth-Income Fund Class II
NATIONWIDE INVESTMENT SERVICES CORP.	3,719,378.459	99.92%
C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215
American Funds NVIT Growth-Income Fund Class VII
NWD INVESTMENTS	22.551	100.00%
SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436
     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, they are deemed to have “control” over matters which are subject to a vote of the Fund’s shares.
     Master Funds Trust
     The following tables identify those investors who own of record or are known by the Master Funds to own beneficially 5% or more of any class of a Master Fund’s shares as of the opening of business on April 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.
Master Asset Allocation Fund

Name and address	Ownership percentage
Lincoln Life Insurance Company	Class 1	42.58%
Fort Wayne, IN	Class 2	53.22

John Hancock Life Insurance Co. USA	Class 1	28.00
Boston, MA

Nationwide	Class 1	27.90
Conshohocken, PA

Hartford Life/Annuity Insurance Co.	Class 2	28.72
Hartford, CT

AIG Sunamerica Life Assurance Co.	Class 2	7.96
Los Angeles, CA	Class 3	100.00

Hartford Life Insurance Co.	Class 2	7.11
Hartford, CT
Master Bond Fund

Name and address	Ownership percentage
Lincoln Life Insurance Company	Class 1	44.26%
Fort Wayne, IN	Class 2	34.52

Nationwide	Class 1	39.43
Conshohocken, PA

Name and address	Ownership percentage
MIT	Class 1	15.89
Boston, MA	Class 2	21.17

Hartford Life/Annuity Insurance Co.	Class 2	28.49
Hartford, CT

Hartford Life Insurance Co.	Class 2	8.02
Hartford, CT
Master Global Growth Fund

Name and address	Ownership percentage
John Hancock Life Insurance Co. USA	Class 1	43.93%
Boston, MA

Lincoln Life Insurance Company	Class 1	30.70
Fort Wayne, IN	Class 2	44.66

Nationwide	Class 1	15.35
Conshohocken, PA

SAST Global Growth Portfolio	Class 1	15.35
Los Angeles, CA

AIG Sunamerica Life Assurance Co.	Class 2	19.63
Los Angeles, CA

Hartford Life/Annuity Insurance Co.	Class 2	19.52
Hartford, CT
Master Growth Fund

Name and address	Ownership percentage
Lincoln Life Insurance Company	Class 1	61.42%
Fort Wayne, IN	Class 2	34.69

State Street Bank	Class 1	30.89
Kansas City, MO
Hartford Life/Annuity Insurance Co.	Class 2	20.93
Hartford, CT

ING	Class 2	9.97
Scottsdale, AZ

MIT	Class 2	7.20
Boston, MA

Hartford Life Insurance Co.	Class 2	5.38
Hartford, CT

Name and address	Ownership percentage
Metropolitan Life Insurance Co.	Class 2	5.36
New York, NY
AIG Sunamerica Life Assurance Co.	Class 3	100.00
Los Angeles, CA
Master Growth-Income Fund

Name and address	Ownership percentage
Lincoln Life Insurance Company	Class 1	58.52%
Fort Wayne, IN	Class 2	39.76

State Street Bank	Class 1	36.87
Kansas City, MO
Hartford Life/Annuity Insurance Co.	Class 2	22.46
Hartford, CT

ING	Class 2	7.11
Scottsdale, AZ

MIT	Class 2	6.29
Boston, MA
AIG Sunamerica Life Assurance Co.	Class 2	6.26
Los Angeles, CA	Class 3	100.00

Metropolitan Life Insurance Co.	Class 2	5.36
New York, NY
Hartford Life Insurance Co.	Class 2	5.34
Hartford, CT
DISCLOSURE OF PORTFOLIO HOLDINGS
     Feeder Funds Trust
     The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under a master-feeder structure, each Feeder Fund’s sole portfolio holding is shares of its corresponding Master Fund.
     Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:
•	Data consolidators (including ratings agencies);

•	Fund rating/ranking services and other data providers; and

•	Service providers to the Feeder Funds.
     Master Funds Trust
     The Master Funds’ investment adviser, Capital Research and Management Company (“Capital Research”) on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.
     Under these policies and procedures, each Master Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each Master Fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Series’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.
     Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.
     Subject to Board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.
TRUSTEES AND OFFICERS OF THE TRUST
MANAGEMENT INFORMATION
     Feeder Funds Trust
TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

			(4)
	(2)		Number of
	Position(s)		Portfolios in
	Held with		Fund
(1)	Fund and	(3)	Complex	(5)
Name, Address, and	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served*	During Past 5 Years	Trustee	Held by Trustee**
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	120	None
Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	120	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore*** c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	120	None
Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	120	None

Barbara L. Hennigar	Trustee since July 2000	Retired.	120	None

			(4)
	(2)		Number of
	Position(s)		Portfolios in
	Held with		Fund
(1)	Fund and	(3)	Complex	(5)
Name, Address, and	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served*	During Past 5 Years	Trustee	Held by Trustee**
c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1935
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	120	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts; Chairman of the Greater Columbus Convention and Visitors Bureau; and Board Member of Columbus Downtown Development Corporation.	120	None

(4)
	(2)		Number of
	Position(s)		Portfolios in
	Held with		Fund
(1)	Fund and	(3)	Complex	(5)
Name, Address, and	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served*	During Past 5 Years	Trustee	Held by Trustee**
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	120	None

*	Length of time served includes time served with predecessor of the Trust.

**	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

***	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Nationwide Fund Advisors (“NFA”), the investment adviser for other series of the Trust, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

	(2)		(4)
	Position(s)		Number of
	Held with		Portfolios in
	Fund and		Fund
(1)	Length of	(3)	Complex	(5)
Name, Address, and	Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1941	Trustee since February 2000	Retired; Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[2].	120	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company [2]

	(2)		(4)
	Position(s)		Number of
	Held with		Portfolios in
	Fund and		Fund
(1)	Length of	(3)	Complex	(5)
Name, Address, and	Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1950	President and Chief Executive Officer since January 2008	Mr. Grugeon is the acting Chief Executive Officer of Nationwide Funds Group, which includes NFA(2), Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2]. He also has served as the Chief Operating Officer of Nationwide Funds Group since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset management operations of Nationwide Mutual Insurance Company, which includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[2], a subsidiary of NWD Investments, from 1999 through 2003.	N/A	N/A

	(2)		(4)
	Position(s)		Number of
	Held with		Portfolios in
	Fund and		Fund
(1)	Length of	(3)	Complex	(5)
Name, Address, and	Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Office and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].	N/A	N/A

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road Suite 1000, Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates	N/A	N/A

	(2)		(4)
	Position(s)		Number of
	Held with		Portfolios in
	Fund and		Fund
(1)	Length of	(3)	Complex	(5)
Name, Address, and	Time	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008	Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008)[2].From January 2006 through April 2007, Mr. Butler was Vice President - Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President — Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.	N/A	N/A

(1)	Length of time served includes time served with the Trust’s predecessors.

(2)	These positions are held with an affiliated person or principal underwriter of the Funds.

(3)	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
RESPONSIBILITIES OF THE BOARD OF TRUSTEES
     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.
BOARD OF TRUSTEE COMMITTEES
     The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance.
     The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust’s investment adviser if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors;

and (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of the Trust adviser, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such of Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met six times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.
     The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, and Mr. Kridler (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act.
     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board’s effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust’s principal service providers are evaluated); (4) review of completed Trustee and Officer Questionnaires and adjust composition of the Board by recommending the removal, replacement, or retirement of an incumbent Trustee and may recommend the selection and nomination of an appropriate candidate; (5) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (6) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of all Trust adviser and subadvisers; (7) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (8) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (9) annual review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding the Enhanced Fund Governance and Oversight By, the Enhanced Independence of, & the Enhanced Effectiveness of the Board of Trustees; and (10) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
     The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at attn: Secretary, Nationwide Variable Insurance Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust’s funds with respect to management of the Trust’s funds and any other account managed by the portfolio manager; and (6) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, Ms. Jacobs (Chairperson), and Mr. Shisler, each of whom (except Mr. Shisler) is not an interested person of the Trust, as defined in the 1940 Act.
OWNERSHIP OF SHARES OF NATIONWIDE FUNDS AS OF DECEMBER 31, 2007

AGGREGATE DOLLAR RANGE OF
EQUITY SECURITIES AND/OR SHARES
	DOLLAR RANGE OF EQUITY	IN ALL REGISTERED INVESTMENT
	SECURITIES AND/OR SHARES IN THE	COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE	FEEDER FUNDS*	FAMILY OF INVESTMENT COMPANIES
Charles E. Allen	None	$10,001-$50,000
Paula H.J. Cholmondeley	None	$10,001-$50,000
C. Brent DeVore	None	Over $100,000
Phyllis Kay Dryden	None	Over $100,000
Barbara L. Hennigar	None	$50,001-$100,000
Barbara I. Jacobs	None	$50,001-$100,000
Douglas F. Kridler	None	Over $100,000
Michael D. McCarthy**	None	Over $100,000
David C. Wetmore	None	Over $100,000
Arden L. Shisler	None	Over $100,000

*	Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.

**	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

OWNERSHIP IN THE FUNDS’ INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2007
TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

NAME OF
	OWNERS AND		TITLE OF CLASS
	RELATIONSHIPS	NAME OF	OF	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	SECURITY	SECURITIES	CLASS
Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
C. Brent DeVore	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara L. Hennigar	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
Michael D. McCarthy (4)	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A

(1)	As of December 31, 2007, the sole investment adviser to the series of the Trust was NFA.

(2)	As of December 31, 2007, subadvisers to the series of the Trust included Aberdeen Asset Management Inc., AllianceBernstein L.P., American Century Investments, Inc., BlackRock Investment Management, LLC, Boston Company Asset Management, LLC, Epoch Investment Partners, Inc., Federated Investment Management Company, Gartmore Global Partners, J.P. Morgan Investment Management, Inc., Morley Capital Management, Inc., Morgan Stanley Investment Management Inc., Neuberger Berman Management Inc., NorthPointe Capital, LLC, Putnam Investment Management, LLC, Oberweis Asset Management, Inc., Van Kampen Asset Management, and Waddell & Reed Investment Management Company.

(3)	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

(4)	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

COMPENSATION OF TRUSTEES
     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. NFA, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended December 31, 2007. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Nationwide Funds for the fiscal year ended December 31, 2007. Trust officers receive no compensation from the Trust in their capacity as officers.
     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

		PENSION
		RETIREMENT
	AGGREGATE	BENEFITS ACCRUED	ESTIMATED ANNUAL	TOTAL
	COMPENSATION	AS PART OF TRUST	BENEFITS UPON	COMPENSATION FOR
NAME OF TRUSTEE	FROM THE TRUST	EXPENSES	RETIREMENT	THE COMPLEX(1)
Charles E. Allen	$72,750	N/A	N/A	$145,500
Paula H.J. Cholmondeley	70,000	N/A	N/A	138,500
C. Brent DeVore	64,125	N/A	N/A	128,250
Phyllis Kay Dryden	62,250	N/A	N/A	124,500
Barbara L. Hennigar	64,375	N/A	N/A	130,250
Barbara I. Jacobs	68,500	N/A	N/A	137,000
Douglas F. Kridler	67,125	N/A	N/A	134,250
Michael D. McCarthy (2)	62,250	N/A	N/A	124,500
David Wetmore	102,500	N/A	N/A	205,000
Arden L. Shisler	54,938	N/A	N/A	109,875

(1)	On December 31, 2007, the Fund Complex included two trusts comprised of 101 investment company funds or series.

(2)	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

CODE OF ETHICS
     Federal law requires the Trust, each of its investment advisers, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).
     Master Funds Trust
BOARD OF TRUSTEES AND OFFICERS
“INDEPENDENT” TRUSTEES1

				NUMBER OF
				BOARDS
				IN MASTER
		YEAR FIRST		FUND
	POSITION(S)	ELECTED A	PRINCIPAL	COMPLEX	OTHER
	HELD WITH	TRUSTEE OF	OCCUPATION(S)	ON WHICH	DIRECTORSHIPS
	MASTER	THE MASTER	DURING PAST FIVE	TRUSTEE	HELD
NAME AND AGE	FUNDS	FUNDS[2]	YEARS	SERVES[3]	BY TRUSTEE[4]
Lee A. Ault III Age: 71	Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corp.; Office Depot, Inc.

H. Frederick Christie Age: 74	Trustee	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis Age: 73	Trustee	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton Age: 72	Trustee	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None
Leonard R. Fuller Age: 61	Trustee	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick Age: 62	Trustee	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow Age: 49	Trustee	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	Nasdaq Exchange LLC; Trimble Navigation Ltd.

NUMBER OF
BOARDS
IN MASTER
		YEAR FIRST		FUND
	POSITION(S)	ELECTED A	PRINCIPAL	COMPLEX	OTHER
	HELD WITH	TRUSTEE OF	OCCUPATION(S)	ON WHICH	DIRECTORSHIPS
	MASTER	THE MASTER	DURING PAST FIVE	TRUSTEE	HELD
NAME AND AGE	FUNDS	FUNDS[2]	YEARS	SERVES[3]	BY TRUSTEE[4]
Mary Myers Kauppila Age: 53	Trustee	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton Age: 68	Trustee	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“INTERESTED” TRUSTEES 5, 6

NUMBER OF
BOARDS
IN THE
MASTER
		YEAR FIRST		FUNDS[2]
	POSITION(S)	ELECTED A	PRINCIPAL	COMPLEX	OTHER
	HELD WITH	TRUSTEE OF	OCCUPATION(S)	ON WHICH	DIRECTORSHIPS
	MASTER	THE MASTER	DURING PAST FIVE	TRUSTEE	HELD
NAME AND AGE	FUNDS	FUNDS[1]	YEARS	SERVES	BY TRUSTEE[3]
James K. Dunton Age: 70	Vice-Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal Age: 47	President and Trustee	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	3	None
OTHER OFFICERS

			PRINCIPAL OCCUPATION(S)
	POSITION(S)	YEAR FIRST	DURING PAST FIVE YEARS
	WITH	ELECTED AN	AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
NAME AND AGE	REGISTRANT	OFFICER	PRINCIPAL UNDERWRITER
Michael J. Downer Age: 53	Executive Vice President	1991	Senior Vice President, Fund Business Management Group, and Coordinator, Legal and Compliance - Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Director, Capital Bank and Trust Company*

Alan N. Berro Age: 47	Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

			PRINCIPAL OCCUPATION(S)
	POSITION(S)	YEAR FIRST	DURING PAST FIVE YEARS
	WITH	ELECTED AN	AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
NAME AND AGE	REGISTRANT	OFFICER	PRINCIPAL UNDERWRITER
Abner D. Goldstine Age: 78	Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet Age: 51	Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.*

Claudia P. Huntington Age: 55	Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*

Robert W. Lovelace Age: 45	Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company*

Susan M. Tolson Age: 45	Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

David A. Pritchett Age: 41	Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka Age: 43	Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman Age: 40	Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson Age: 39	Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
1 The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the American Funds; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 “Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

OWNERSHIP OF SHARES OF MASTER FUNDS AS OF DECEMBER 31, 2007

AGGREGATE DOLLAR RANGE[1] OF
SHARES OWNED IN ALL FUNDS IN THE
	DOLLAR RANGE[1] OF FUND SHARES	AMERICAN FUNDS FAMILY OVERSEEN
NAME OF TRUSTEE	OWNED[2]	BY TRUSTEE[3]
“NON-INTERESTED” TRUSTEES

Lee A. Ault III	Over $100,000	Over $100,000
H. Frederick Christie	None	Over $100,000
Joe E. Davis	Over $100,000	Over $100,000
Martin Fenton [4]	$50,001 - $100,000	Over $100,000
Leonard R. Fuller	None	$50,001 - $100,000
W. Scott Hedrick	None	None
Merit E. Janow	None	Over $100,000
Mary Myers Kauppila	None	Over $100,000
Kirk P. Pendleton	$1 - $10,000	Over $100,000

“INTERESTED” TRUSTEES

James K. Dunton	None	Over $100,000
Donald D. O’Neal	None	Over $100,000

1	Ownership disclosure is made using the following ranges: None; $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2	Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

3	An independent trustee may have exposure to the American Funds through an allocation of some or all of his or her nonqualified deferred compensation account.

4	Mr. Fenton’s contract was purchased on March 7, 2008.

TRUSTEE COMPENSATION — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $31,000 to $78,000, based primarily on the total number of board clusters on which that independent trustee serves.
     In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.
     Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.
     No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

     Trustee compensation paid during the fiscal year ended December 31, 2007

		TOTAL COMPENSATION (INCLUDING
		VOLUNTARILY DEFERRED
		COMPENSATION1) FROM ALL FUNDS
	AGGREGATE COMPENSATION	MANAGED BY CAPITAL RESEARCH
	(INCLUDING VOLUNTARILY DEFERRED	AND MANAGEMENT COMPANY OR
NAME	COMPENSATION1) FROM THE FUND	ITS AFFILIATES[2]
Lee A. Ault III	$146,000	$168,500
H. Frederick Christie[3]	66,452	421,160
Joe E. Davis	129,500	154,500
Martin Fenton[3]	78,587	389,742
Leonard R. Fuller[3]	101,256	322,924
W. Scott Hedrick	83,250	95,500
Merit E. Janow	21,750	133,559
Mary Myers Kauppila[3]	95,500	325,208
Kirk P. Pendleton[3]	83,535	289,083

1	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2007 fiscal year for participating trustees is as follows: H. Frederick Christie ($435,932), Martin Fenton ($310,973), Leonard R. Fuller ($5,972), Mary Myers Kauppila ($1,192,490) and Kirk P. Pendleton ($949,187). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

     Series Organization and the Board of Trustees — The American Funds Insurance Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All American Funds Insurance Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.
     Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.
     The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.
     Each Master Fund has three classes of shares — Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each

Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.
     The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.
     The Series’ declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
     Committees of the Board of Trustees — Series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller and W. Scott Hedrick, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2007 fiscal year.
     The Series has a contracts committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick, Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2007 fiscal year
     The Series has a nominating committee comprised of Lee A. Ault III, Joe E. Davis, Martin Fenton, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating committee meetings were held during the 2007 fiscal year.
PROXY VOTING GUIDELINES
     Federal law requires the Trust and each of its investment adviser and subadviser to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
INVESTMENT ADVISORY AND OTHER SERVICES

     Feeder Funds Trust
     Trust Expenses
     The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the investment adviser, which is not applicable for the Feeder Funds), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees for other series of the Trust and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.
     Master-Feeder Service Provider to the Feeder Funds
     NFM, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the master-feeder service provider for the Feeder Funds under the master-feeder structure.
     NFM provides master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement. Such services will include, but are not limited to: (i) providing information to the Board of Trustees enabling it to make all necessary decisions of whether to invest the assets of a Feeder Fund in shares of a particular Master Fund, if any; (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii) coordination with the Master Fund’s board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund’s registration statements, shareholder reports and other disclosure materials; (iv) coordinating financial statement reports with those of the Master Fund; (v) coordination with the Master Funds’ board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary to enable the Feeder Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary or prudent pursuant to the Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund, settling all such transactions and performing trading and settlement reconciliations; (vii) facilitation of distribution of Master Fund proxy solicitation materials to Feeder Fund shareholders and/or coordination with the Master Fund’s officers and service providers to incorporate Master Fund proxy information into Feeder Fund proxy solicitation materials; (viii) coordination with the Master Funds’ officers and service providers to enable the Feeder Funds to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (ix) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product offering to Trust shareholders; (x) providing regular and special reports, information and other educational materials to the Board of Trustees concerning any particular Feeder Fund-Master Fund structure or of master-feeder fund structures in general; and (xi) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in corresponding Master Funds.
     For the services rendered under the Master-Feeder Services Agreement, Class II and Class VII shares of each Feeder Fund shall pay to NFM, at the end of each calendar month, a fee based upon the average daily value of the net assets of such Feeder Fund at the annual rate of 0.25%.
     NFM has entered into a written contract with the Trust under which it will waive 0.15% of the fees that it charges for providing master-feeder operational services to the Class II and Class VII shares of each Feeder Fund under the Master-Feeder Services Agreement. This contract currently runs until May 1, 2009 and may be renewed at that time.
     During the fiscal year ended December 31, 2007 and 2006, NMF earned the following fees as master-feeder service provider to the Feeder Funds:
NFM MASTER-FEEDER SERVICE PROVIDER FEES
YEAR ENDED DECEMBER 31,

	2007		2006
	FEES	FEES		FEES
FUND	PAID	REIMBURSED	FEES PAID	REIMBURSED
American Funds NVIT Asset Allocation Fund	$319,212	$478,823	$43,258	$75,288
American Funds NVIT Bond Fund	86,222	129,334
American Funds NVIT Global Growth Fund	73,810	110,717	9,529	16,537
American Funds NVIT Growth Fund	125,110	187,668	12,491	30,536
American Funds NVIT Growth-Income Fund*	22,284	33,427	22,628	39,077

*	The American Funds NVIT Growth-Income Fund did not commence operations until May 1, 2007.
     Master Funds Trust
INVESTMENT ADVISER TO THE MASTER FUNDS
     The investment adviser to the Master Funds, Capital Research and Management Company (“Capital Research”), founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo). These facilities are staffed with experienced investment professionals. Capital Research is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.
     The Investment Advisory and Service Agreement (the “Agreement”) between the Master Series and the investment adviser will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).
     As compensation for its services, Capital Research receives a monthly investment advisory fee which is accrued daily, from each Master Fund, and indirectly from each Feeder Fund as a shareholder in its corresponding Master Fund, calculated at the annual rates described below.

     For the Master Asset Allocation Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion.
     For the Master Bond Fund, Capital Research receives: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion.
     For the Master Global Growth Fund, Capital Research receives: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion.
     For the Master Growth Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.
     For the Master Growth-Income Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion.
     In addition to providing investment advisory services, Capital Research furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by Capital Research. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by Capital Research, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with Capital Research; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.
     The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of the Master Fund exceed 1-1/2% of the first $30 million of the average month-end total net assets of the Master Fund and 1% of the average month-end total net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

     The Master Funds investment adviser’s total fees for the fiscal years ended December 31, 2007, 2006 and 2005 were:

		Fiscal Year Ended
Fund	2007	2006	2005
Master Asset Allocation Fund	$26,249,000	$21,637,000	$18,137,000
Master Bond Fund	$17,355,000	$12,346,000	$9,293,000
Master Global Growth Fund	$26,735,000	$19,040,000	$13,520,000
Master Growth Fund	$93,790,000	$79,939,000	$62,832,000
Master Growth-Income Fund	$75,627,000	$64,732,000	$54,602,000
     For the period from September 1, 2004 through March 31, 2005, Capital Research agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all Master Funds.
     Additionally, during the year ended December 31, 2007, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for the Master Bond Fund.
     For the periods ended December 31, 2007, 2006 and 2005, the Capital Research’s management fees were reduced by the following as a result of these waivers:

		Waiver Reduction
Fund	2007	2006	2005
Master Asset Allocation Fund	$2,625,000	$2,164,000	$1,606,000
Master Bond Fund	$1,736,000	$1,235,000	$823,000
Master Global Growth Fund	$2,714,000	$1,904,000	$1,201,000
Master Growth Fund	$9,379,000	$7,994,000	$5,598,000
Master Growth-Income Fund	$7,563,000	$6,473,000	$4,833,000
PORTFOLIO MANAGERS
     Appendix C contains the following information regarding each of the portfolio managers identified in the Funds’ prospectus: (i) the dollar range of the portfolio manager’s investments in the Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
DISTRIBUTOR

     Feeder Funds Trust
     Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428 serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated as of May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Stephen T. Grugeon
Dorothy Sanders
Joseph Finelli
Doff Meyer
Michael Butler
Eric E. Miller
     In its capacity as distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust.
     Master Funds Trust
     American Funds Distributors, Inc. (“AFD”) is the distributor of the Master Funds’ shares. AFD is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.
DISTRIBUTION PLAN
     Master Funds Trust
     The Master Funds do not charge a distribution fee on the class of shares on which the Feeder Funds invest.

     Feeder Funds Trust
     The Trust, with respect to shares of the Feeder Funds, has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act. The Plan permits the Feeder Funds to compensate Nationwide Fund Distributors LLC (“NFD”) as the Funds’ principal underwriter, for expenses associated with the distribution of the Feeder Funds’ Class II or Class VII shares. Although actual distribution expenses may be more or less, each Feeder Fund pays 0.25% of the average daily net assets of Class II shares and 0.40% of the average daily net assets of Class VII shares as a distribution fee, regardless of expenses.
     These fees will be paid to NFD for activities or expenses primarily intended to result in the sale or servicing of Fund shares. Distribution fees may be paid to NFD, to an insurance company or its eligible affiliates for distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts (“contract owners”), or to any other eligible institution. As described above, a distribution fee may be paid pursuant to the Plan for services including, but not limited to:
(i)	Underwriter services including (1) distribution personnel compensation and expenses, (2) overhead, including office, equipment and computer expenses, supplies and travel, (3) procurement of information, analysis and reports related to marketing and promotional activities and (4) expenses related to marketing and promotional activities;

(ii)	Printed documents including (1) fund prospectuses, statements of additional information and reports for prospective contract owners and (2) promotional literature regarding the Fund;

(iii)	Wholesaling services by NFD or the insurance company including (1) training, (2) seminars and sales meetings and (3) compensation;

(iv)	Life insurance company distribution services including (1) fund disclosure documents and reports (2) variable insurance marketing materials, (3) Fund sub-account performance figures, (4) assisting prospective contract owners with enrollment matters, (5) compensation to the salesperson of the variable insurance contract and (6) providing other reasonable help with the distribution of Fund shares to life insurance companies; and

(v)	Life insurance company contract owner support.
     During the fiscal year ended December 31, 2007, NFD earned the following distribution fees under the Plan:

FUND	FEES PAID
American Funds NVIT Asset Allocation Fund	$798,036
American Funds NVIT Bond Fund	215,556
American Funds NVIT Global Growth Fund	184,528
American Funds NVIT Growth Fund	312,779
American Funds NVIT Growth-Income Fund*	55,712

*	The American Funds NVIT Growth-Income Fund did not commence operations until May 1, 2007.
     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.
     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.
     NFD may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s Shares including, but not limited to, those discussed above. NFD or an affiliate of NFD does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.
     The Trust has been informed by NFD that during the fiscal year ended December 31, 2007, the following expenditures were made using the 12b-1 fees received by the principal underwriter with respect to the Funds:

			BROKER-
	PROSPECTUS	DISTRIBUTOR	DEALER
	PRINTING &	COMPENSATION	COMPENSATION
FUND	MAILING(1)	& COSTS	& COSTS(2)
American Funds NVIT Asset Allocation Fund	0	0	801,291
American Funds NVIT Bond Fund	0	0	216,849
American Funds NVIT Global Growth Fund	0	0	185,089
American Funds NVIT Growth Fund	0	0	314,075
American Funds NVIT Growth-Income Fund*	0	0	56,116

*	The American Funds NVIT Growth-Income Fund did not commence operations until May 1, 2007.

(1)	Printing and/or mailing of prospectuses to other than current Feeder Fund shareholders.

(2)	Broker-dealer compensation and costs were primarily paid to Nationwide Investment Services Corporation, an affiliate of NFD and underwriter of variable insurance contracts, which are offered by the life insurance company affiliates of NFS.
     A Feeder Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that Feeder Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” on “Printing and Mailing” of a prospectus which covers multiple Feeder Funds, however, such other Feeder Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
FUND PARTICIPATION AGREEMENTS

     The Trust, on behalf of the Feeder Funds, NFD and Nationwide Investment Services Corporation (“NISC”) have entered into Fund Participation Agreements. Under these agreements, NISC will receive a Rule 12b-1 fee from NFD at an annual rate of 0.25% (for Class II shares) and 0.40% (for Class VII shares) of the average daily net assets of the Funds.
FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES
     Under the terms of a Fund Administration Agreement, NFM provides for various administrative and accounting services to the Funds, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Conshohocken, Pennsylvania 19428. Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets according to the following schedule:

AGGREGATE TRUST FEE AS A PERCENTAGE OF NET
ASSET LEVEL*	ASSETS
up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the NVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The NVIT Investor Destinations Funds do not pay any part of this fee. The NVIT Investor Destinations Funds are series of the Trust but are not included in this SAI.
     During the fiscal years ended December 31, 2007 and 2006, Nationwide SA Capital Trust, the Trust’s previous administrator, and NFM, as the Trust’s transfer agent, earned combined fund administration and transfer agency fees from the Funds as follows:

	2007	2006
FUND	EARNED	EARNED
American Funds NVIT Asset Allocation Fund	$139,995	$28,008
American Funds NVIT Bond Fund	36,944	7,770
American Funds NVIT Global Growth Fund	33,657	9,547
American Funds NVIT Growth Fund	56,192	15,630
American Funds NVIT Growth-Income Fund*	8,975	—

*	The American Funds NVIT Growth-Income Fund did not commence operations until May 1, 2007.
SUB-ADMINISTRATION
     NFM has entered into a Services Agreement and Sub-Transfer Agent Agreement with Citi Fund Services, Inc. (formerly, BISYS Group Services Ohio, Inc.) (“Citi”), effective May 1, 2007, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, NFM pays Citi an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that Citi is providing such services for:

AGGREGATE TRUST FEE
AS A PERCENTAGE OF NET
ASSET LEVEL	ASSETS
up to $1 billion	0.10%
$1 billion and more up to $3 billion	0.05%
$3 billion and more up to $8 billion	0.04%
$8 billion and more up to $10 billion	0.02%
$10 billion and more up to $12 billion	0.01%
$12 billion or more	0.005%

     For the fiscal years ended December 31, 2007 and 2006, Citi earned $4,806,544 and $4,466,744, respectively, for the combined sub-administration and sub-transfer agency services it provided, respectively, to all Funds of the Trust (including the Funds that are not included in this SAI).
ADMINISTRATIVE SERVICES PLAN
     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.
     As authorized by the Administrative Services Plan, the Trust has entered into a Fund Participation Agreement, effective May 2, 2005, pursuant to which Nationwide Financial Services, Inc. (“NFS”) has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class II shares and 0.25% of the average daily net assets of the Class VII shares of the Feeder Fund held by customers of NFS or any such other entity.
     During the fiscal years ended December 31, 2007 and 2006, NFS and its affiliates earned $29,885,454 and $23,841,947, respectively, in administrative services fees for services it provided to all Funds of the Trust (including the Funds that are not included in this SAI).
CUSTODIAN
     JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Funds.
LEGAL COUNSEL
     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust’s legal counsel.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as Independent Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATIONS
     Feeder Funds Trust
     The Feeder Funds have no investment adviser; thus, this section does not apply to the Feeder Funds
     Master Funds Trust
     The Master Funds’ investment adviser places orders with broker-dealers for the Master Fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.
     In selecting broker-dealers, the Master Funds’ investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Master Funds’ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The Master Funds’ investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The Master Funds’ investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Master Funds do not consider the Master Funds’ investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.
     The Master Funds’ investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the Master Funds’ investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the Master Funds’ investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. The Master Funds’ investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the Master Funds’ investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the Master Funds’ investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the Master Funds’ investment adviser would incur substantial additional costs. Research services that the Master Funds’ investment adviser receives from broker-dealers may be used by the Master Funds’ investment adviser in servicing the Master Funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the Master Funds.
     The Master Funds’ investment adviser may pay commissions in excess of what other broker-dealers might have charged — including on an execution-only basis — for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the Master Funds’ investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the Master Funds’ investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.
     In accordance with its internal brokerage allocation procedure, each equity investment division of the Master Funds’ investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, each equity investment division of the Master Funds’ investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the Master Funds’ investment adviser nor the Master Funds incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the Master Funds’ investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the Master Funds’ investment adviser receives from broker-dealers for its good faith determination of reasonableness, the Master Funds’ investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the Master Funds’ investment adviser.
     The Master Funds’ investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The Master Funds’ investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.
     When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the Master Funds’ investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Master Funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the Master Funds’ investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.
     The Master Funds’ investment adviser may place orders for the Master Funds’ portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Master Funds’ portfolio transactions.
     Brokerage commissions and concessions (commissions built into the price of bonds) paid on portfolio transactions for the fiscal years ended December 31, 2007, 2006, and 2005 were:

FISCAL YEAR ENDED	2007	2006	2005
Master Asset Allocation Fund	$4,541,000	$5,351,000	$4,634,000

Master Bond Fund	4,738,000	3,159,000	2,112,000

FISCAL YEAR ENDED	2007	2006	2005
Master Global Growth Fund	5,634,000	3,182,000	2,106,000

Master Growth Fund	17,743,000	19,084,000	17,310,000

Master Growth-Income Fund	15,842,000	10,703,000	10,782,000
     With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs that may be reflected in the spread between the bid and asked price. The volume of trading activity by the Master Global Growth Fund, Master Growth-Income Fund and Master Bond Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of securities transacted by the Master Growth Fund in new issues/underwriting offerings decreased during the year, resulting in a decrease in concessions paid on portfolio transactions. The securities transacted by the Master Asset Allocation Fund tended to have lower concessions per par than in the prior year.
     The Master Funds are required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Master Funds the largest amount of brokerage commissions by participating, directly or indirectly, in the Master Funds’ portfolio transactions during the Series’ most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Master Funds during the Master Funds’ most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Master Funds during the Master Funds’ most recent fiscal year. At the end of the Master Funds’ most recent fiscal year, the Master Funds’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Goldman Sachs & Co., J.P. Morgan Securities Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co., Inc. and UBS Financial Services Inc.
     As of the Master Funds’ fiscal year-end, the following Master Funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	AFFILIATED COMPANY OF REGULAR	TYPE OF
	BROKER-DEALER	SECURITY	AMOUNT
Master Asset Allocation Fund	Citigroup Inc.	Equity	50,048,000
	JPMorgan Chase & Co.	Equity	65,475,000
	Citigroup Inc.	Debt	3,087,000
	JPMorgan Chase & Co.	Debt	3,568,000
	Merrill Lynch & Co., Inc.	Debt	3,676,000
	Goldman Sachs Group, Inc.	Debt	3,440,000
	Lehman Brothers Holdings, Inc.	Debt	5,707,000
Master Bond Fund	Citigroup Inc.	Debt	8,103,000
	J.P. Morgan Chase & Co.	Debt	48,277,000
	Merrill Lynch & Co., Inc.	Debt	6,618,000
	Goldman Sachs Group, Inc.	Debt	4,511,000
	Morgan Stanley	Debt	1,535,000
	Lehman Brothers Holdings, Inc.	Debt	6,426,000
Master Global Growth Fund	Citigroup Inc.	Equity	14,720,000
	UBS AG	Debt	24,937,000
Master Growth Fund	Citigroup	Equity	103,040,000
	J.P. Morgan Chase & Co.	Equity	99,182,000
Master Growth-Income Fund	Citigroup		422,905,000
	J.P. Morgan Chase & Co.	Equity	181,056,000
	J.P. Morgan Chase & Co.	Debt	49,447,000
	Credit Suisse	Equity	17,742,000

PURCHASES, REDEMPTIONS AND PRICING OF SHARES
     Feeder Funds
     An insurance company purchases shares of the Feeder Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Feeder Funds.
     All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Feeder Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.
     The NAV per share of the Feeder Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). However, to the extent that the Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.
     The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other days when the New York Stock Exchange is closed.
     Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.
     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of shares in a Master Fund). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding.
     The NAV of the Feeder Funds is determined based on the NAV of the Master Funds. Securities of each Master Fund are valued at their NAV. The following summarizes information regarding how the Master Funds determine NAV.
     Master Funds Trust
     Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Master Funds or its designee. Orders received by the Master Funds or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

     The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund’s share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of a Master Fund has a separately calculated net asset value (and share price). All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:
1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund’s shares into U.S. dollars at the prevailing market rates. Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds’ board. Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Master Funds’ investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used. The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).
2. Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.
3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.
PERFORMANCE ADVERTISING
     Feeder Funds Trust
     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.
CALCULATING YIELD AND TOTAL RETURN
     Feeder Funds Trust
     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.
     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.
ADDITIONAL INFORMATION
     Feeder Funds Trust
DESCRIPTION OF SHARES
     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust is currently authorized to offer shares of beneficial interest, without par value, in 58 series. With regard to the Feeder Funds, the Trust is authorized to offer Class II and Class VII shares.
     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.
VOTING RIGHTS
     Feeder Funds Trust
     Shareholders are entitled to one vote for each share held and each fraction of a share is entitled to a proportionate fractional vote. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or

(2)	change the name of the Trust; or

(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds of the Trust vote together, and not by individual Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.
     With respect to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and certain other insurance companies (each, a “Participating Insurance Company”) separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of each Feeder Fund at a shareholder meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those contract owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of a Feeder Fund alone would not be sufficient to approve a Proposal. Each share of the Feeder Funds is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote. Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the proxy statement sent to the Funds’ shareholders and to contract owners.
SHAREHOLDER INQUIRIES
     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

TAX STATUS
     Election To Be Taxed As A Regulated Investment Company
     Each Feeder Fund and corresponding Master Fund has elected and qualified for its most recent fiscal year, and intends to continue to qualify during the current fiscal year (or if newly organized, intends to elect and qualify), as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). As a regulated investment company, a Feeder Fund or Master Fund generally pays no federal income tax on the income and gain it distributes. Each Feeder Fund intends to distribute all of its net investment income quarterly and its net realized capital gains (reduced by available capital loss carryovers) annually and therefore does not expect to pay federal income tax, although in certain circumstances, a Feeder Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount. The Board of Trustees reserves the right not to maintain the qualification of a Feeder Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders. In such case, the Feeder Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.
     In order to qualify as a regulated investment company for federal income tax purposes, each Feeder Fund and Master Fund must meet certain specific requirements, including:
     (i) A Feeder Fund or Master Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Feeder Fund’s or Master Fund ‘s total assets, and, with respect to 50% of the Feeder Fund’s or Master Fund ‘s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Feeder Fund’s or Master Fund ‘s total assets or 10% of the outstanding voting securities of the issuer;
     (ii) A Feeder Fund or Master Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
     (iii) A Feeder Fund or Master Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.
     Excise Tax Distribution Requirements
     To avoid a 4% excise tax, the Code requires each Feeder Fund and Master Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Feeder Fund or Master Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether a Feeder Fund or Master Fund qualify for this exemption, any shares attributable to an investment in the Feeder Fund or Master Fund made in connection with organization of the Feeder Fund or Master Fund is disregarded as long as the investment doesn’t exceed $250,000.
     Consent Dividends
     A Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.
     Special Rules Applicable To Variable Contracts
     In addition to the asset diversification and other requirements for qualification as a regulated investment company, each Feeder Fund and Master Fund is subject to another set of asset diversification requirements under

Section 817(h) of the Code applicable to insurance company separate accounts and their underlying funding vehicles. Each Feeder Fund and Master Fund intends to comply with these requirements. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.
     To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a Feeder Fund or Master Fund must (a) be qualified as a “regulated investment company”; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. Each Feeder Fund intends to comply with these diversification requirements through its investment in the corresponding Master Fund under the look-through described in the next paragraph.
     Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as a Feeder Fund or Master Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –
•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and
•	Public access to such investment company is available exclusively through the purchase of a variable contract.
     As provided in the offering documents, all the beneficial interests in each Feeder Fund and Master Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to each Feeder Fund and Master Fund is available solely through the purchase of a variable contract. Accordingly, under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of the Feeder Fund in which it invests, including a pro rata portion of each asset of the Master Fund. See Revenue Ruling 2005-7, 2005-6 IRB 464 (January 19, 2005).
     In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.
     Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.
OTHER TAX CONSEQUENCES
     Effect of Foreign Investments On Distributions
     Certain Feeder Funds (through their investment in the Master Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     The Feeder Funds (through their investment in the Master Funds) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, a Master Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund is required to distribute, even though it has not sold the securities. In addition, if a Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark to market election in a year prior to sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Master Fund to the corresponding Feeder Fund. Additional charges in the nature of interest may be imposed on a Master Fund in respect of deferred taxes arising from such distributions or gains.
     Securities Lending
     In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend. The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Feeder Fund’s entry into securities lending transactions (through its investment in the corresponding Master Fund) may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.
     Receipt Of Excess Inclusion Income
     Income received by a Feeder Fund (through its investment in the corresponding Master Fund) from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Master Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (iii) is subject to withholding a 30% tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. A Master Fund (as well as the corresponding Feeder Fund on its pro rata share of the Master Fund’s excess inclusion income) must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that Feeder Fund or Master Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Feeder Fund’ or Master Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.
TAX CONSEQUENCES TO SHAREHOLDERS
     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
     This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Contract Holders” is not intended or written to be used as tax advice. The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Fund. Please refer to the prospectus for the variable contracts for more information.
LEGAL PROCEEDINGS RELATED TO THE AMERICAN FUNDS
     On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD Hearing Panel ruled against the American Funds Distributors, Inc. and imposed a $5 million fine. The American Funds Distributors, Inc. has appealed this decision to the NASD’s National Adjudicatory Council.
     On March 24, 2005, the investment adviser (Capital Research) and American Funds Distributors, Inc. filed a complaint against the Attorney General of the State of California in Los Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser’s and American Funds Distributors, Inc.’s complaint, the Attorney General of the State of California filed a complaint against the American Funds Distributors, Inc. and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General’s complaint alleged violations of certain sections of the California Corporations Code with respect to so-called “revenue sharing” disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the Attorney General’s complaint. The Attorney General subsequently appealed the Superior Court’s decision to California’s Court of Appeal for the Second Appellate District. On January 26, 2007, the Court of Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.
     The investment adviser and American Funds Distributors, Inc. believes that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under “American Funds regulatory matters.”
FINANCIAL STATEMENTS
     The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the period ended December 31, 2007 included in the Trust’s Annual Report and the Financial Statements of the Trust for the period ended June 30, 2007 included in the Trust’s unaudited Semi-Annual Report are incorporated herein by reference. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.
The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
INVESTMENT GRADE

AAA-	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA-	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A-	Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -	Debt rated ‘BB’ is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -	Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -	Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s, description of state and municipal note ratings:

MIG-1—	Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2—	Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3—	Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.
FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS
Fitch IBCA Information Services, Inc. (“Fitch”) investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.
Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA	Bonds considered investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A	Bonds considered investment grade and representing a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long- term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicating that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signals imminent default.

DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated ‘D’ is in payment default. the ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
          The following criteria will be used in making the assessment:
1.	Amortization schedule — the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment — the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.
Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3	This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4	This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX B
PROXY VOTING GUIDELINE SUMMARY
          Feeder Funds Trust
          Because the Feeder Funds invest all or substantially all of their assets in corresponding Master Funds, the authority to vote proxies related to the Master Funds’ portfolio securities has been provided to Capital Research and Management Company (“Capital Research” or the “investment adviser”), the Master Funds’ investment adviser. Capital Research’s proxy voting procedures and guidelines are summarized below.
          Master Funds Trust
CAPITAL RESEARCH AND MANAGEMENT COMPANY
          The Series and its investment adviser have adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, other American Funds and Endowments. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds’ Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.
          All U.S. proxies are voted. Proxies of companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual’s knowledge of the Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.
          The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connections with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.
          Information regarding how the Master Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421- 0180, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov. The following summary sets forth the general positions of the Series, other American Funds, Endowments, the Master Funds and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Master Funds website.
Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.
Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by

B-1

requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.
Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.
Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.
Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

B-2

APPENDIX C — PORTFOLIO COUNSELORS
Information as of December 31, 2007
PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS
Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselors own shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Growth-Income Fund $1 - $10,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds. Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed below:

					NUMBER OF OTHER
	NUMBER OF OTHER				ACCOUNTS THAT
	REGISTERED		NUMBER OF OTHER		PORTFOLIO
	INVESTMENT COMPANIES		POOLED INVESTMENT		COUNSELOR
	(RICS) THAT PORTFOLIO		VEHICLES (PIVS) THAT		MANAGES (ASSETS
	COUNSELOR MANAGES		PORTFOLIO COUNSELOR		OF OTHER
	(ASSETS OF RICS IN		MANAGES (ASSETS OF PIVS		ACCOUNTS IN
PORTFOLIO COUNSELOR	BILLIONS)[1]		IN BILLIONS)[2]		BILLIONS)[3]
Alan N. Berro	3	144.7	None		None
Susan M. Tolson	3	55.2	None		2		0.58
Michael T. Kerr	2	243.9	None		None
James R. Mulally	2	67.2	3	0.77	7		1.79
Abner D. Goldstine	4	136.5	None		None
James K. Dunton	2	$102.4	None		None
John H. Smet	7	194.0	None		3		2.42
David C. Barclay	4	154.9	4	1.41	19		5.93
Mark H. Dalzell	2	42.3	2	0.29	19	[4]	5.93
Robert W. Lovelace	4	222.2	None		None
Nicholas J. Grace	2	125.6	None		None
Steven T. Watson	2	148.8	None		None
Paul A. White	None		None		None
Donnalisa Barnum	1	193.5	None		None
Ronald B. Morrow	2	243.9	None		None
Gregg E. Ireland	3	368.6	None		None
Donald D. O’Neal	2	$282.8	1	0.06	None

NUMBER OF OTHER
	NUMBER OF OTHER				ACCOUNTS THAT
	REGISTERED		NUMBER OF OTHER		PORTFOLIO
	INVESTMENT COMPANIES		POOLED INVESTMENT		COUNSELOR
	(RICS) THAT PORTFOLIO		VEHICLES (PIVS) THAT		MANAGES (ASSETS
	COUNSELOR MANAGES		PORTFOLIO COUNSELOR		OF OTHER
	(ASSETS OF RICS IN		MANAGES (ASSETS OF PIVS		ACCOUNTS IN
PORTFOLIO COUNSELOR	BILLIONS)[1]		IN BILLIONS)[2]		BILLIONS)[3]
Claudia P. Huntington	3	62.8	None		None
J. Blair Frank	2	219.1	None		None
C. Ross Sappenfield	2	116.6	1	0.06	None

[1]	Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

[2]	Represents funds advised or sub-advised by Capital Research and Management Company and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

[3]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

[4]	The advisory fee of one of these accounts (representing $0.31 billion in total assets) is based partially on its investment results.

COMPENSATION OF INVESTMENT PROFESSIONALS
As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.
Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.
To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also subjectively compensates analysts for their contributions to the research process. The funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

•	Master Asset Allocation Fund — S&P 500, Lipper Growth and Income Funds Index, Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

•	Master Bond Fund — Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

•	Master Global Growth Fund — MSCI World Index, Lipper Global Funds Index;

•	Master Growth Fund — S&P 500, Lipper Growth Funds Index; and

•	Master Growth-Income Fund — S&P 500, Lipper Growth and Income Funds Index.

POTENTIAL CONFLICTS OF INTEREST
Capital Research and Management Company
The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these issues.

PART C
OTHER INFORMATION
ITEM 23. EXHIBITS
(a)	Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the “Amended Declaration”), of Registrant Nationwide Variable Insurance Trust (formerly known as Gartmore Variable Insurance Trust), a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed with the Trust’s registration statement on February 25, 2005 is hereby incorporated by reference.
(1)	Amending Resolutions dated September 30, 2004 to the Amended Declaration previously filed with the Trust’s registration statement on February 25, 2005 are hereby incorporated by reference.

(2)	Amending Resolutions dated March 11, 2005 to the Amended Declaration previously filed with the Trust’s registration statement on April 28, 2005 are hereby incorporated by reference.

(3)	Amending Resolutions dated January 12, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on January 17, 2006 are hereby incorporated by reference.

(4)	Amending Resolutions dated March 10, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on April 20, 2006 are hereby incorporated by reference.

(5)	Amending Resolutions dated December 7, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on January 19, 2007 are hereby incorporated by reference.

(6)	Amending Resolutions dated January 12, 2007 to the Amended Declaration previously filed with the Trust’s registration statement on April 30, 2007 are hereby incorporated by reference.

(7)	Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated Agreement and Declaration of Trust is filed herewith as Exhibit 23(a)(7).
(b)	Amended and Restated Bylaws, amended and restated as of October 28, 2004 (the “Amended Bylaws”), of the Trust previously filed with the Trust’s registration statement on February 25, 2005 are hereby incorporated by reference.
(1)	Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated By-Laws is filed herewith as Exhibit 23(b)(1).
(c)	Certificates for shares are not issued. Articles III, V, VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) (formerly Gartmore Mutual Fund Capital Trust) dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(a)	Schedule A to the Investment Advisory Agreement among the Trust and NFA, dated as of May 1 2007, as amended March 24, 2008, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(2)	Subadvisory Agreements

(a)	Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners (“GGP”) for the NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), Gartmore NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity Fund (formerly,the Gartmore NVIT International Growth Fund), Gartmore NVIT Global Utilities Fund and Gartmore NVIT Developing Markets Fund, which are series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(b)	Subadvisory Agreement among the Trust, NFA and Oberweis Asset Management, Inc. for the NVIT Multi-Manager Small Cap Growth Fund (formerly, the Nationwide Multi-Manager NVIT Small Cap Growth Fund), a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(c)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management, Inc. for the NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(d)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(e)	Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated NVIT High Income Bond Fund, a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(f)	Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc. (an assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) for the Van Kampen NVIT Multi Sector Bond Fund and NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), which are series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(g)	Subadvisory Agreement among the Trust, NFA and JPMorgan Investment Management, Inc. for the JPMorgan NVIT Balanced Fund and NVIT Multi-Manager Small Cap Value Fund (formerly, the Nationwide Multi-Manager NVIT Small Cap Value Fund) and NVIT Multi-Manager International Value Fund (formerly ,the NVIT International Value Fund), which are series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(i) Amendment to Subadvisory Agreement among the Trust, NFA and JPMorgan Investment Management Inc., dated as of February 7, 2008, previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(h)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Comstock Value Fund, a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(i)	Subadvisory Agreement among the Trust, NFA and Waddell & Reed Investment Management Company for the NVIT Multi-Manager Small Cap Growth Fund (formerly, the Nationwide Multi-Manager NVIT Small Cap Growth Fund) and NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), which are series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(j)	Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund (formerly, the Nationwide Multi-Manager NVIT Small Cap Value Fund), a series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(k)	Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(l)	Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the NVIT Enhanced Income Fund, a series of the Trust, dated as of September 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(m)	Subadvisory Agreement among the Trust, NFA and NorthPointe Capital, LLC for the NVIT Mid Cap Growth Fund (formerly, the Nationwide NVIT Mid Cap Growth Fund), a series of the Trust, dated as of October 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(n)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. for the NVIT Multi-Manager International Value Fund (formerly, the NVIT International Value Fund), a series of the Trust, dated as of November 14, 2007, previously filed with the Trust’s registration statement on February 8, 2008 is hereby incorporated by reference.

(o)	Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC for the NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), a series of the Trust, dated as of November 9, 2007, previously filed with the Trust’s registration statement on February 8, 2008 is hereby incorporated by reference.

(p)	Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P. for the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(q)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management Inc. for the NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(r)	Subadvisory Agreement among the Trust, NFA and Lehman Brothers Asset Management LLC for the Lehman Brothers NVIT Core Plus Bond Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(s)	Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc. for the NVIT Multi-Manager Large Cap Growth Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(t)	Subadvisory Agreement among the Trust, NFA and A I M Capital Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(u)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Government Bond Fund, NVIT Money Market Fund (formerly, the Nationwide NVIT Money Market Fund), and NVIT Money Market Fund II (formerly, the Nationwide Money Market Fund II), which are series of the Trust, dated as of January 1, 2008, previously filed with the Trust’s registration statement on February 8, 2008 is hereby incorporated by reference.

(v)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Value Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(w)	Subadvisory Agreement among the Trust, NFA and RiverSource Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(x)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(y)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust,

dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(z)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. for the NVIT Global Financial Services Fund (formerly, the Nationwide NVIT Global Financial Services Fund), NVIT Health Sciences Fund (formerly, the Nationwide NVIT Global Health Sciences Fund), NVIT Technology and Communications Fund (formerly, the Nationwide NVIT Global Technology and Communications Fund), NVIT Growth Fund (formerly, the Nationwide NVIT Growth Fund), NVIT U.S. Growth Leaders Fund (formerly, the Nationwide NVIT U.S. Growth Leaders Fund), NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund (formerly, the Nationwide Multi-Manager NVIT Small Cap Value Fund) and NVIT Multi-Manager Small Company Fund (formerly, the Nationwide Multi-Manager NVIT Small Company Fund), which are series of the Trust, dated as of October 1, 2007 previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(aa)	Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(bb)	Subadvisory Agreement among the Trust, NFA and Deutsche Investment Management Americas Inc. for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008 is hereby incorporated by reference.

(cc)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management LLC for the NVIT Core Bond Fund and NVIT Short Term Bond Fund, which are series of the Trust, dated as of March 24, 2008, previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(dd)	Subadvisory Agreement among the Trust, NFA and American Century Global Investment Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated as of March 24, 2008, previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(e)	(1)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”) previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(a)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007 and January 9, 2008, between the Trust and NFD, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(f)	Not applicable.

(g)	(1)	Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on April 28, 2003, assigned to the Trust and is hereby incorporated by reference.

(a)	Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s Registration Statement on August 31, 2004, assigned to the Trust and is hereby incorporated by reference.

(b)	Amendment to Global Custody Agreement dated as of January 12, 2006 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(c)	Waiver to Global Custody Agreement dated as of May 2, 2005 previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(d)	Rider to Global Custody Agreement Cash Trade Execution Product previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(e)	Fund List to Global Custody Agreement between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(h)	(1)	Form of Fund Administration and Transfer Agency Agreement, amended and restated as of December 3, 2007 between the Trust and Nationwide Fund Management LLC, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(2)	Administrative Services Plan effective May 1, 2007, as amended December 3, 2007 and January 9, 2008 previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(a)	Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-lA on October 15, 2002 is hereby incorporated by reference.

(3)	Expense Limitation Agreement between the Trust and NFA relating to the NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund, NVIT Money Market Fund, NVIT Mid Cap Growth Fund, NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International Growth Fund, NVIT Core Bond Fund, Lehman Brothers NVIT Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Van Kampen NVIT Real Estate Fund, NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Short Term Bond Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(4)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(5)	Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(6)	Fund Participation Agreement by and among the Trust, NFA, NFD and Nationwide Financial Services, Inc. previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(7)	Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”) previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(8)	Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(9)	Fee Waiver Agreement between the Trust and NFD effective as of March 27, 2008 relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(10)	Fee Waiver Agreement between the Trust and NFA relating to the NVIT Multi-Manager Small Cap Value Fund, which is a series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(11)	Fee Waiver Agreement between the Trust and NFA relating to the Van Kampen NVIT Multi Sector Bond Fund, which is a series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(12)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2008 relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(i)	Legal opinion of Stradley, Ronon, Stevens & Young, LLP is filed herewith as Exhibit 23(i).

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 23(j).

(k)	Not applicable

(l)	Not applicable

(m)	Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended December 3, 2007 and January 9, 2008, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(n)	Rule 18f-3 Plan effective May 1, 2007, as amended December 3, 2007 and January 9 2008, previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(o)	Not applicable

(p)	(1)	Code of Ethics for the Trust previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(2)	Code of Ethics dated May 18, 2007 for NFA previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(3)	Code of Ethics dated May 18, 2007 for NFD (formerly Gartmore Distribution Services, Inc.) previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(4)	Code of Ethics dated January 1, 2005 for Federated Investment Management Company previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(5)	Code of Ethics dated March 2004 for Gartmore Global Partners previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(6)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc. previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(7)	Advisory Employee Investment Transaction Policy dated April 26, 2007 for BlackRock Investment Management, LLC previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(8)	Code of Ethics dated September 2006 for Neuberger Berman Management Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(9)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management Company is filed herewith as Exhibit 23(p)(9).

(10)	Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc., is filed herewith as Exhibit 23(p)(10).

(11)	Code of Ethics dated August 23, 2007 for Oberweis Asset Management, Inc., is filed herewith as Exhibit 23(p)(11).

(12)	Code of Ethics dated December 2007 for American Century Investment Management, Inc. and American Century Global Investment Management, Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(13)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc. is filed herewith as Exhibit 23(p)(13).

(14)	Code of Ethics dated December 2006 for the American Funds and The Capital Group Companies, Inc. previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(15)	Code of Ethics dated February 2008 for AllianceBernstein L.P. previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(16)	Code of Ethics dated December 2006 for Putnam Investment Management, LLC previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(17)	Code of Ethics dated January 23, 2007 for Goldman Sachs Asset Management, LP previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(18)	Code of Ethics dated January 2008 for Lehman Brothers Asset Management LLC previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(19)	Code of Ethics dated February 2007 for Wells Capital Management Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(20)	Code of Ethics dated February 16, 2006 for AIM Capital Management, Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(21)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(22)	Code of Ethics dated January 2008 for RiverSource Investments LLC previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(23)	Code of Ethics dated March 2006 for Thompson, Siegel & Walmsley LLC previously filed with the Trust’s registration statement on February 8, 2008 is hereby incorporated by reference.

(24)	Code of Ethics dated February 1, 2006 for Aberdeen Asset Management Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(25)	Code of Ethics dated May 18, 2007 for Morley Capital Management Inc. previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(26)	Code of Ethics dated December 28, 2007 for NorthPointe Capital, LLC previously filed with the Trust’s registration statement on March 24, 2008 is hereby incorporated by reference.

(27)	Code of Ethics dated January 1, 2007 for Wellington Management Company, LLP for previously filed with the Trust’s registration statement on April 14, 2008 is hereby incorporated by reference.

(28)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas Inc. previously filed with the Trust’s registration statement on February 8, 2008 is hereby incorporated by reference.

(q)	(1)	Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H.J.

Cholmondeley, C. Brent Devore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler and David C. Wetmore, previously filed with the Trust’s registration statement on February 8, 2008 are hereby incorporated by reference.

(2)	Power of Attorney with respect to the Trust for Stephen T. Grugeon and Joseph Finelli previously filed with the Trust’s registration statement on February 8, 2008 are hereby incorporated by reference.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.
ITEM 25. INDEMNIFICATION
Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 23(a) above.
The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(4) above.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

(a)	Nationwide Fund Advisors (“NFA”), an investment adviser of the Trust, also serves as investment adviser to Nationwide Mutual Funds. Except as stated below, the Directors and Officers of NFA have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates:

Lee T. Cummings, Senior Vice President of Nationwide Fund Advisors, was Vice President of PrinterLink Communications Group, Inc. from January 2006 to October 2007. Prior thereto, he was Sales and Marketing Director at Liberty Ridge Capital, Inc. from 2004-2005.
Each of the following persons serves in the same or similar capacity with one or more affiliates of NFA. The address for the persons listed below is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

Name and Address	Principal Occupation	Position with NFA	Position with Funds
Stephen T. Grugeon	President and Director of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC.	President and Director	President and Chief Executive Officer

Eric E. Miller	Senior Vice President, General Counsel and Assistant Secretary of Nationwide Funds Group; Secretary of the Trust.	Senior Vice President, General Counsel and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President of Nationwide Funds Group	Senior Vice President	Assistant Secretary

Dorothy Sanders	Vice President and Chief Compliance Officer of NFA.	Vice President and Chief Compliance Officer	Chief Compliance Officer

Robert W. Horner	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company.	Associate Vice President and Secretary	N/A

Timothy G. Frommeyer	Senior Vice President and Director Chief Financial Officer of Nationwide Financial Services, Inc.	Director	N/A

Mark R. Thresher	President and Chief Operating Officer of Nationwide Financial Services, Inc.	Director	N/A
(b)	Information for the Subadvisers

(1)	Aberdeen Asset Management Inc. (“Aberdeen”) acts as subadviser to the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund. The directors and officers of Aberdeen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years except as indicated below:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Vincent J. Esposito Head of North American Mutual Funds	Deutsche Asset Management	Managing Director

Joseph Malone	UBS Funds	Treasurer

Gary Swiman Chief Compliance Officer	Evercore Partners Merrill Lynch	Chief Compliance Officer, Director and Assistant General Counsel

Jennifer Nichols U.S. Counsel, Vice President and Secretary	Pepper Hamilton LLP	Associate Attorney

(2)	AIM Capital Management, Inc. (“AIM”) acts as subadviser to the NVIT Multi-Manager International Growth Fund. The directors and officers of AIM have not been engaged in any other business or profession, other than for a parent company or an affiliate of AIM, of a substantial nature during the past two fiscal years.

(3)	AllianceBernstein L.P. (“AllianceBernstein”) acts as subadviser to the NVIT Multi-Manager International Value Fund. To the knowledge of the Registrant, the directors and officers of AllianceBernstein have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(4)	American Century Global Investment Management, Inc. (“American Century Global”) acts as subadviser to the NVIT Multi-Manager International Growth Fund. The Directors and Officers of American Century Global have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(5)	American Century Investment Management, Inc. (“American Century”) acts as subadviser to the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Value Fund. The directors and officers of American Century have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(6)	BlackRock Investment Management, LLC (“BlackRock”) acts as subadviser to the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund. The Directors and Officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(7)	Deutsche Investment Management Americas Inc. (“Deutsche”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund. To the knowledge of the Registrant, the directors and officers of Deutsche have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(8)	Epoch Investment Partners, Inc. (“Epoch”) acts as subadviser to the NVIT Multi-Manager Small Cap Value Fund. Except as noted below, the Directors and Officers of Epoch have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities:

Name and Position with Epoch	Other Company	Position with Other Company
Allan R. Tessler Chairman	Limited Brands Inc.	Director
	Interactive Data Corporation	Director

Peter A. Flaherty Director	McKinsey & Company	Director Emeritus
	Foreign Policy Association, Rockefeller University, The Kenyon Review, TechnoServe	Director

Name and Position with Epoch	Other Company	Position with Other Company
Jeffrey L. Berenson Director	Berenson & Company	President & CEO

Enrique Arzac, Ph.D. Director	Columbia University Graduate School of Business	Professor of Finance and Economics

	The Adams Express Company, Petroleum & Resources Corporation, and Credit Suisse Asset Management Funds	Director

Eugene M. Friedman Director	Limited Brands Inc., Pathmark Stores, Inc., E-Credit.com, Inc., Outcome Sciences, Inc.	Director

	The Cross Country Group, Inc.	Advisory Board Member

(9)	Federated Investment Management Company (“Federated”) acts as subadviser to the Federated NVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. The subadviser serves as investment adviser to a number of investment companies and private accounts. Except as noted below, the Directors and Officers of Federated have not been engaged in any other business or profession of a substantial nature during the past two fiscal years:

Name and Position with Federated	Other Company	Position with Other Company
Mark D. Olson Trustee	Mark D. Olson & Company, L.L.C.	Principal

	Wilson, Halbrook & Bayard, P.A.	Partner

(10)	Gartmore Global Partners (“GGP”) acts as subadviser to the Gartmore NVIT Emerging Markets Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Global Utilities Fund, NVIT Multi-Manager Small Company Fund and Gartmore NVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. Except as stated below, the Directors and Officers of GGP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of GGP or its affiliates:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Phil Wagstaff Member of the Management Committee	New Star Investment Funds Limited	Managing Director, UK Sales & Marketing

New Star (Multi-Currency Service) Limited

(11)	Goldman Sachs Asset Management, LP (“Goldman Sachs”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund. GSAM is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Set forth below are the names, businesses and business address of certain managing directors of GSAM who are engaged in any other business, profession, vocation or employment of a substantive nature:

Name and Position with Investment Adviser	Other Company	Position with Other Company
John S. Weinberg Managing Director	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Vice Chairman

Lloyd C. Blankfein	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Managing Director

(12)	JPMorgan Investment Management, Inc. (“JPMIM”), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, acts as subadviser to the JP Morgan NVIT Balanced Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager International Value Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies. Except as stated below the directors and executive officers of JPMIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of JPMIM or its affiliates:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Joseph J. Bertini Chief Compliance Officer	AllianceBernstein, LP	VP and Counsel

John H. Hunt CEO Institutional Americas	Barclays Capital	Managing Director of Financial Institutions Investment Banking

(13)	Lehman Brothers Asset Management LLC (“Lehman Brothers”) acts as subadviser to the Lehman Brothers NVIT Core Plus Bond Fund. To the knowledge of the Registrant, the directors and officers of Lehman Brothers have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(14)	Morgan Stanley Investment Management Inc. (“MSIM”) acts as subadviser to the Van Kampen NVIT Multi Sector Bond Fund and NVIT Multi-Manager Small Company Fund. The Directors and Officers of MSIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(15)	Morley Capital Management, Inc. (“MCM”) acts as subadviser to the NVIT Enhanced Income Fund. The Directors and Officers of MCM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(16)	Nationwide Asset Management, LLC (“NWAM”) acts as subadviser to the NVIT Core Bond Fund, NVIT Short Term Bond Fund, NVIT Government Bond Fund, NVIT Money Market Fund and NVIT Money Market Fund II. The directors and officers of NWAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(17)	Neuberger Berman Management, Inc. (“Neuberger Berman”) acts as subadviser to the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund and investment adviser or subadviser to a number of other registered investment companies. The Directors and Officers of Neuberger Berman have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(18)	NorthPointe Capital LLC (“NorthPointe”) acts as subadviser to the NVIT Mid Cap Growth Fund. The Directors and Officers of NorthPointe have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities

(19)	Oberweis Asset Management, Inc. (“OAM”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund. The Directors and Officers of OAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(20)	Putnam Investment Management, LLC (“Putnam”) acts as subadviser to the NVIT Multi-Manager Small Company Fund. To the knowledge of the Registrant, the directors and officers of Putnam have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(21)	RiverSource Investments, LLC (“RiverSource”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. RiverSource is an SEC-registered investment adviser that offers professional investment management services on a discretionary or non-discretionary basis and related services including trading, cash management and reporting. In addition to traditional investment management services, the services provided by RiverSource include asset-liability management, investment accounting, credit-analysis, and asset allocation services. To the knowledge of the Registrant, the directors and officers of RiverSource have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(22)	Thompson, Siegel & Walmsley LLC (“TS&W”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. To the knowledge of the Registrant, the directors and officers of TS&W have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(23)	Van Kampen Asset Management, Inc. (“Van Kampen”) acts as subadviser to the Van Kampen NVIT Comstock Value Fund and Van Kampen NVIT Real Estate Fund. The Directors and Officers of Van Kampen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(24)	Waddell & Reed Investment Management Company (“WRIMCO”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund and NVIT Multi-Manager Small Company Fund. WRIMCO is not engaged in any business other than the provision of investment management services. The Directors and Officers of WRIMCO have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(25)	Wellington Management Company, LLP (“Wellington”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

(26)	Wells Capital Management, Inc. (“Wells Capital”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund. To the knowledge of the Registrant, the directors and officers of Wells Capital have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)	Nationwide Fund Distributors LLC (“NFD”), the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Mutual Funds.

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of NFD. The address for the persons listed below, except where otherwise noted, is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

Name:	Position with NFD:	Position with Registrant:
Stephen T. Grugeon	Director	President and Chief Executive Officer

Michael C. Butler	President	Chief Distribution Officer and Vice President

Gordon Wright	Chief Compliance Officer	N/A

Eric E. Miller	Senior Vice President, General Counsel, and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President	Assistant Secretary

Lorraine A. McCamley	Senior Vice President	N/A

Kathy Richards*	Secretary	N/A

Name:	Position with NFD:	Position with Registrant:
Craig Stokarski	Financial Operations Principal, Treasurer	N/A

*	The address for Kathy Richards is One Nationwide Plaza, Columbus, Ohio 43215.
(c)	Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
Nationwide Variable Insurance Trust
1200 River Road, Suite 1000
Conshohocken, PA 19428
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Variable Insurance Trust (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 120, 121 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 29th day of April, 2008.

NATIONWIDE VARIABLE INSURANCE TRUST

By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant
PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 120, 121 TO THE REGISTRATION STATEMENT OF NATIONWIDE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 29th DAY OF APRIL 2008.
Signature & Title
Principal Executive Officer

/s/ Stephen T. Grugeon* Stephen T. Grugeon, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli* Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen* Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley* Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore* C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden* Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar* Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs* Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler* Douglas F. Kridler, Trustee

/s/ Arden L. Shisler* Arden L. Shisler, Trustee

/s/ David C. Wetmore* David C. Wetmore, Trustee and Chairman

*BY:	: /s/ Allan J. Oster Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust	EX-23(a)(7)
Certificate of Amendment of Amended and Restated By-Laws	EX-23(b)(1)

Legal Opinion of Stradley, Ronon, Stevens & Young, LLP	EX-23(i)

Consent of Independent Registered Public Accounting Firm	EX-23(j)

Code of Ethics for Waddell & Reed Investment Management Company	EX-23(p)(9)

Code of Ethics for Morgan Stanley Investment Management Inc.	EX-23(p)(10)

Code of Ethics for Oberweis Asset Management, Inc.	EX-23(p)(11)

Code of Ethics for Epoch Investment Partners, Inc.	EX-23(p)(13)